united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22638

Arrow Investments Trust

(Exact name of registrant as specified in charter)

6100 Chevy Chase Drive Suite 100 , Laurel MD 20707

(Address of principal executive offices) (Zip code)

Corporation Service Company

251 Little Falls Drive

Wilmington, Delaware 19808

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 7/31

Date of reporting period: 1/31/18

Item 1. Reports to Stockholders.

Arrow DWA Balanced Fund

Arrow DWA Tactical Fund

Arrow Dynamic Income Fund

Arrow Managed Futures Strategy Fund

Semi-Annual Report

January 31, 2018

1-877-277-6933

Distributed by Archer Distributors, LLC

Member FINRA

Arrow DWA Balanced Fund
PORTFOLIO REVIEW (Unaudited)
January 31, 2018

The Fund’s performance figures* for the periods ended January 31, 2018, as compared to its benchmarks:

						Annualized
			Annualized	Annualized	Annualized	Since Inception -
	Six Months	One Year	Three Year	Five Year	Ten Year	January 31, 2018
Arrow DWA Balanced Fund - Class A **	12.19%	16.95%	5.05%	5.98%	4.24%	5.39%
Arrow DWA Balanced Fund - Class A with load **	5.78%	10.24%	3.01%	4.73%	3.62%	4.85%
Arrow DWA Balanced Fund - Class C **	11.80%	16.15%	4.26%	5.19%	3.45%	4.60%
Arrow DWA Balanced Fund - Institutional Class Shares ***	12.29%	17.27%	5.29%	6.26%	N/A	6.20%
Bloomberg Barclays U.S. Aggregate Bond Index	(0.35)%	2.15%	1.14%	2.01%	3.71%	4.28%** / 2.30%***
S&P 500 Index	15.43%	26.41%	14.66%	15.91%	9.78%	9.46%** / 15.06%***
Morningstar Global Flexible Allocation EW Index	8.20%	15.57%	5.63%	4.83%	3.13%	4.11% ^ / 5.05% ^^

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than 1 year are annualized. The Fund’s total annual operating expenses are 1.83% for Class A shares, 2.58% for Class C shares and 1.58% for the Institutional Class shares per the December 1, 2017 prospectus. For performance information current to the most recent month-end, please call 1-877-277-6933. Updated information regarding the Fund’s expense ratios is available in the Financial Highlights.

**	Inception date is August 7, 2006 for Class A and Class C shares.

***	Inception date is March 21, 2012 for Institutional Class shares.

^	Since 9/1/06 (Only monthly returns are available, therefore not able to show data as of 8/7/06)

^^	Since 4/1/12 (Only monthly returns are available, therefore not able to show data as of 3/21/12)

The Bloomberg Barclays U.S. Aggregate Bond Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. It is also an informational measure of broad market returns commonly applied to fixed income instruments. The index contains approximately 8,200 fixed income issues and is valued at around $15 trillion, representing 43% of the total U.S. bond market.

The S&P 500 Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses.

The Morningstar Global Flexible Allocation EW Index offers exposure to all of the major asset classes globally, but do not have a specific target asset allocation, thus may invest in variable proportions of stocks, bond or cash.

The Fund’s Asset Classes are as follows:

Asset Class	% of Net Assets
Exchange Traded Funds	60.3%
Common Stocks
Technology	7.0%
Consumer Discretionary	5.6%
Industrials	3.1%
Financials	2.6%
Communications	1.3%
Consumer Staples	0.9%
Energy	0.9%
Health Care	0.9%
Materials	0.8%
Money Market Fund	9.0%
U.S. Treasury Bills	5.8%
Other Assets Less Liabilities	1.8%
100.0%

Please refer to the Consolidated Portfolio of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

Arrow DWA Tactical Fund
PORTFOLIO REVIEW (Unaudited)
January 31, 2018

The Fund’s performance figures* for the periods ended January 31, 2018, as compared to its benchmarks:

					Annualized
			Annualized	Annualized	Since Inception -
	Six Months	One Year	Three Year	Five Year	January 31, 2018
Arrow DWA Tactical Fund - Class A **	13.71%	19.75%	7.20%	9.54%	4.04%
Arrow DWA Tactical Fund - Class A with load **	7.19%	12.86%	5.10%	8.24%	3.41%
Arrow DWA Tactical Fund - Class C **	13.26%	18.90%	6.38%	8.70%	3.26%
Arrow DWA Tactical Fund - Institutional Class Shares ***	13.84%	20.10%	7.47%	9.81%	9.42%
S&P 500 Index	15.43%	26.41%	14.66%	15.91%	9.86%** /15.06% ***
Bloomberg Barclays U.S. Aggregate Bond Index	(0.35)%	2.15%	1.14%	2.01%	3.89%** / 2.30% ***
Morningstar Global Flexible Allocation EW Index	8.20%	15.57%	5.63%	4.83%	2.98% ^ / 5.05% ^^

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Performance figures for periods greater than 1 year are annualized. The Fund’s total annual operating expenses are 1.85% for Class A shares, 2.60% for Class C shares and 1.60% for the Institutional Class shares per the December 1, 2017 prospectus. For performance information current to the most recent month-end, please call 1-877-277-6933. Updated information regarding the Fund’s expense ratios is available in the Financial Highlights.

**	Inception date is May 30, 2008 for Class A and Class C shares.

***	Inception date is March 21, 2012 for Institutional Class shares.

^	Since 6/1/08 (Only monthly returns are available, therefore not able to show data as of 5/30/08)

^^	Since 4/1/12 (Only monthly returns are available, therefore not able to show data as of 3/21/12)

The S&P 500 Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses.

The Bloomberg Barclays U.S. Aggregate Bond Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. It is also an informational measure of broad market returns commonly applied to fixed income instruments. The index contains approximately 8,200 fixed income issues and is valued at around $15 trillion, representing 43% of the total U.S. bond market.

The Morningstar Global Flexible Allocation EW Index offers exposure to all of the major asset classes globally, but does not have a specific target asset allocation, thus may invest in variable proportions of stocks, bond or cash.

The Fund’s Asset Classes are as follows:

Asset Class	% of Net Assets
Exchange Traded Funds - Equity Funds	100.1%
Money Market Fund	0.1%
Liabilities in Excess of Other Assets	(0.2)%
100.0%

Please refer to the Consolidated Portfolio of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

Arrow Dynamic Income Fund
(formerly known as Arrow Alternative Solutions Fund)
PORTFOLIO REVIEW (Unaudited)
January 31, 2018

The Fund’s performance figures* for the periods ended January 31, 2018, as compared to its benchmarks:

						Annualized
			Annualized	Annualized	Annualized	Since Inception -
	Six Months	One Year	Three Year	Five Year	Ten Year	January 31, 2018
Arrow Dynamic Income Fund - Class A **	(1.18)%	(1.98)%	4.57%	2.10%	(0.31)%	(0.29)%
Arrow Dynamic Income Fund - Class A with load **	(6.90)%	(7.63)%	2.52%	0.88%	(0.90)%	(0.86)%
Arrow Dynamic Income Fund - Class C **	(1.60)%	(2.77)%	3.73%	1.33%	(1.07)%	(1.02)%
Arrow Dynamic Income Fund - Institutional Class Shares ***	(1.15)%	(1.80)%	4.77%	2.33%	N/A	1.92%
S&P 500 Index	15.43%	26.41%	14.66%	15.91%	9.78%	8.34% **/15.06% ***
Bloomberg Barclays U.S. Aggregate Bond Index	(0.35)%	2.15%	1.14%	2.01%	3.71%	4.00% ** / 2.30% ***
Credit Suisse Fixed Income Arbitrage Hedge Fund Index	2.45%	6.42%	4.35%	3.86%	3.74%	3.68% ^ / 4.83% ^^
PCM Emerald Long/Short Debt HF Index	0.61%	3.05%	0.32%	(0.41)%	3.86%	4.13% ^ / 0.14% ^^

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses are 1.51% for Class A shares, 2.26% for Class C shares and 1.26% for the Institutional Class shares per the December 1, 2017 prospectus. Performance figures for periods greater than 1 year are annualized. For performance information current to the most recent month-end, please call 1-877-277-6933. Updated information regarding the Fund’s expense ratios is available in the Financial Highlights.

**	Inception date is October 31, 2007 for Class A and Class C shares.

***	Inception date is March 21, 2012 for Institutional Class shares.

^	Since 11/1/07 (Only monthly returns are available, therefore not able to show data as of 10/31/07)

^^	Since 4/1/12 (Only monthly returns are available, therefore not able to show data as of 3/21/12)

The S&P 500 Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses.

The Bloomberg Barclays U.S. Aggregate Bond Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. It is also an informational measure of broad market returns commonly applied to fixed income instruments. The index contains approximately 8,200 fixed income issues and is valued at around $15 trillion, representing 43% of the total U.S. bond market.

The Credit Suisse Fixed Income Arbitrage Hedge Fund Index is a subset of the Credit Suisse Hedge Fund IndexSM that measures the aggregate performance of dedicated short bias funds. Fixed income arbitrage funds typically attempt to generate profits by exploiting inefficiencies and price anomalies between related fixed income securities. Funds often seek to limit volatility by hedging out exposure to the market and interest rate risk. Strategies may include leveraging long and short positions in similar fixed income securities that are related either mathematically or economically. The sector includes credit yield curve relative value trading involving interest rate swaps, government securities and futures; volatility trading involving options; and mortgage-backed securities arbitrage (the mortgage-backed market is primarily U.S.-based and over-the-counter).

The PCM Emerald Long/Short Debt HF Index uses an approach selecting the ETFs based upon a multi-factor quantitative approach.

The Fund’s Asset Classes are as follows:

Asset Class	% of Net Assets
Exchange Traded Funds - Conservative Allocation	30.2%
Exchange Traded Funds - Corporate	5.5%
Corporate Bonds	26.1%
Money Market Fund	5.7%
Convertible Bond	0.3%
Other Assets Less Liabilities	32.2%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

Arrow Managed Futures Strategy Fund
PORTFOLIO REVIEW (Unaudited)
January 31, 2018

The Fund’s performance figures* for the periods ended January 31, 2018, as compared to its benchmarks:

					Annualized
			Annualized	Annualized	Since Inception-
	Six Months	One Year	Three Year	Five Year	January 31, 2018
Arrow Managed Futures Strategy Fund - Class A **	36.22%	32.72%	5.83%	4.87%	1.37%
Arrow Managed Futures Strategy Fund - Class A with load **	28.39%	25.13%	3.76%	3.64%	0.60%
Arrow Managed Futures Strategy Fund - Class C **	34.40%	31.57%	5.08%	4.09%	0.64%
Arrow Managed Futures Strategy Fund - Institutional Class Shares ***	36.11%	32.84%	6.07%	5.15%	3.25%
S&P 500 Index	15.43%	26.41%	14.66%	15.91%	14.21% ** / 15.06% ***
Bloomberg Barclays U.S. Aggregate Bond Index	(0.35)%	2.15%	1.14%	2.01%	3.20% ** / 2.30% ***
Bloomberg Barclay BTOP50 Index	6.32%	3.33%	(2.50)%	1.48%	0.94% ^ / 1.29% ^^

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Performance figures for periods greater than 1 year are annualized. The Fund’s total annual operating expenses are 1.39% for Class A shares, 2.14% for Class C shares and 1.14% for the Institutional Class shares per the December 1, 2017 prospectus. For performance information current to the most recent month-end, please call 1-877-277-6933. Updated information regarding the Fund’s expense ratios is available in the Financial Highlights.

**	Inception date is April 30, 2010 for Class A and Class C shares. Inception date is March 21, 2012 for Institutional Class shares.

***	Inception date is March 21, 2012 for Institutional Class shares.

^	Since 5/1/10 (Only monthly returns are available, therefore not able to show data as of 4/30/10)

^^	Since 4/1/12 (Only monthly returns are available, therefore not able to show data as of 3/21/12)

The S&P 500 Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses.

The Bloomberg Barclays U.S. Aggregate Bond Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. It is also an informational measure of broad market returns commonly applied to fixed income instruments. The index contains approximately 8,200 fixed income issues and is valued at around $15 trillion, representing 43% of the total U.S. bond market.

The Bloomberg Barclay BTOP50 Index (“BTOP50”) seeks to replicate the overall composition of the managed futures industry with regard to trading style and overall market exposure. The BTOP50 employs a top-down approach in selecting its constituents. The largest investable trading advisor programs, as measured by assets under management, are selected for inclusion in the BTOP50. In each calendar year the selected trading advisors represent, in aggregate, no less than 50% of the investable assets of the Barclay CTA Universe. To be included in the BTOP50, the following criteria must be met: program must be open for investment; manager must be willing to provide us daily returns; program must have at least two years of trading activity; program’s advisor must have at least three years of operating history; and the BTOP50’s portfolio will be equally weighted among the selected programs at the beginning of each calendar year and will be rebalanced annually.

The Fund’s Asset Classes are as follows:

Asset Class	% of Net Assets
U.S. Treasury Bills	52.2%
Exchange Traded Fund - Conservative Allocation	31.8%
Money Market Fund	14.2%
Other Assets Less Liabilities	1.8%
100.0%

Please refer to the Consolidated Portfolio of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

Arrow DWA Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2018

Shares		Value
	COMMON STOCKS - 23.1%
	AEROSPACE/DEFENSE - 0.9%
2,845	Arconic, Inc.	$85,521
224	Boeing Co.	79,379
337	General Dynamics Corp.	74,976
549	Harris Corp.	87,500
308	Huntington Ingalls Industries, Inc.	73,162
352	L3 Technologies, Inc.	74,786
215	Lockheed Martin Corp.	76,293
222	Northrop Grumman Corp.	75,598
361	Raytheon Co.	75,427
548	Rockwell Collins, Inc.	75,892
1,378	Textron, Inc.	80,847
238	TransDigm Group, Inc. *	75,424
613	United Technologies Corp.	84,600
		1,019,405
	ASSET MANAGEMENT - 0.4%
3,624	Charles Schwab Corp.	193,304
3,943	E*TRADE Financial Corp. *	207,796
		401,100
	BANKING - 0.9%
1,586	BB&T Corp.	87,531
1,771	Citizens Financial Group, Inc.	81,289
863	Comerica, Inc.	82,175
2,684	Fifth Third Bancorp	88,840
5,655	Huntington Bancshares, Inc.	91,498
4,271	KeyCorp.	91,399
467	M&T Bank Corp.	89,094
4,180	People’s United Financial, Inc.	82,221
568	PNC Financial Services Group, Inc.	89,755
4,270	Regions Financial Corp.	82,112
1,290	SunTrust Banks, Inc.	91,203
1,664	Zions Bancorporation	89,906
		1,047,023
	CHEMICALS - 0.9%
6,535	Dow Chemical Co.	493,915
4,905	Eastman Chemical Co.	486,478
		980,393
	COMMERCIAL SERVICES - 0.9%
5,918	Cintas Corp.	996,887

	CONSUMER PRODUCTS - 0.9%
7,147	Brown-Forman Corp.	495,287
2,230	Constellation Brands, Inc.	489,418
		984,705
	ELECTRICAL EQUIPMENT - 1.3%
5,247	Amphenol Corp.	486,764
9,589	TE Connectivity Ltd.	983,160
		1,469,924
	GAMING, LODGING & RESTAURANTS - 1.7%
2,359	Carnival Corp.	168,928
1,953	Hilton Worldwide Holdings, Inc.	167,274

See accompanying notes to consolidated financial statements.

Arrow DWA Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2018

Shares		Value
	GAMING, LODGING & RESTAURANTS (continued) - 1.7%
1,151	Marriott International, Inc.	$169,588
13,221	MGM Resorts International	481,905
2,842	Norwegian Cruise Line Holdings Ltd. *	172,623
1,277	Royal Caribbean Cruises Ltd.	170,543
1,347	Wyndham Worldwide Corp.	167,203
2,863	Wynn Resorts Ltd.	474,084
		1,972,148
	HARDWARE - 2.2%
813	Apple, Inc.	136,121
15,176	Corning, Inc.	473,795
19,061	FLIR Systems, Inc.	976,114
8,475	Hewlett Packard Enterprise Co.	138,990
6,155	HP, Inc.	143,535
2,393	NetApp, Inc.	147,170
2,550	Seagate Technology PLC	140,760
1,661	Western Digital Corp.	147,796
4,574	Xerox Corp.	156,111
		2,460,392
	HEALTH CARE FACILITIES & SERVICES - 0.9%
910	Aetna, Inc.	170,006
691	Anthem, Inc.	171,264
1,505	Centene Corp. *	161,396
785	Cigna Corp.	163,555
609	Humana, Inc.	171,634
736	UnitedHealth Group, Inc.	174,270
		1,012,125
	HOME & OFFICE PRODUCTS - 0.9%
6,740	DR Horton, Inc.	330,597
5,121	Lennar Corp.	320,882
9,997	PulteGroup, Inc.	318,205
		969,684
	INSTITUTIONAL FINANCIAL SERVICES - 0.5%
3,467	Morgan Stanley	196,059
2,131	Raymond James Financial, Inc.	205,407
735	The Goldman Sachs Group, Inc.	196,899
		598,365
	MACHINERY - 0.9%
5,823	Deere & Co.	969,064

	MEDIA - 1.3%
139	Alphabet, Inc. - Class A *	164,329
141	Alphabet, Inc. - Class C *	164,961
1,555	Expedia, Inc.	199,056
859	Facebook, Inc. *	160,539
704	Netflix, Inc. *	190,291
102	Priceline Group, Inc. *	195,029
5,450	TripAdvisor, Inc. *	188,951
1,368	VeriSign, Inc. *	157,211
		1,420,367

See accompanying notes to consolidated financial statements.

Arrow DWA Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2018

Shares		Value
	OIL, GAS & COAL - 0.9%
2,253	Andeavor	$243,684
3,549	Marathon Petroleum Corp.	245,839
2,398	Phillips 66	245,555
2,600	Valero Energy Corp.	249,522
		984,600
	RETAIL - DISCRETIONARY - 2.0%
136	Amazon.com, Inc. *	197,321
12,862	Best Buy Co., Inc.	939,698
4,144	eBay, Inc. *	168,163
2,484	Home Depot, Inc.	499,036
4,665	Lowe’s Cos, Inc.	488,565
		2,292,783
	SEMICONDUCTORS - 1.7%
6,354	Advanced Micro Devices, Inc. *	87,304
907	Analog Devices, Inc.	83,335
5,935	Applied Materials, Inc.	318,294
325	Broadcom Ltd.	80,610
1,711	Intel Corp.	82,368
2,914	KLA-Tencor Corp.	319,957
1,694	Lam Research Corp.	324,435
904	Microchip Technology, Inc.	86,079
1,746	Micron Technology, Inc. *	76,335
337	NVIDIA Corp.	82,835
1,109	Qorvo, Inc. *	79,593
1,180	QUALCOMM, Inc.	80,535
768	Skyworks Solutions, Inc.	74,657
750	Texas Instruments, Inc.	82,253
1,172	Xilinx, Inc.	85,579
		1,944,169
	SOFTWARE - 2.9%
6,851	Activision Blizzard, Inc.	507,865
664	Adobe Systems, Inc. *	132,641
2,402	Akamai Technologies, Inc. *	160,910
759	ANSYS, Inc. *	122,692
1,077	Autodesk, Inc. *	124,523
5,646	CA, Inc.	202,409
2,689	Cadence Design Systems, Inc. *	120,629
1,354	Citrix Systems, Inc. *	125,597
4,133	Electronic Arts, Inc. *	524,726
743	Intuit, Inc.	124,750
1,089	Micro Focus International PLC - ADR	32,931
2,228	Microsoft Corp.	211,682
3,968	Oracle Corp.	204,709
1,537	Red Hat, Inc. *	201,931
1,134	salesforce.com, Inc. *	129,174
7,372	Symantec Corp.	200,740
1,341	Synopsys, Inc. *	124,190
		3,252,099

See accompanying notes to consolidated financial statements.

Arrow DWA Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2018

Shares		Value
	SPECIALTY FINANCE - 0.8%
368	Alliance Data Systems Corp.	$94,451
976	Fidelity National Information Services, Inc.	99,903
702	Fiserv, Inc. *	98,870
894	Global Payments, Inc.	99,931
534	MasterCard, Inc. - Class A	90,246
1,163	PayPal Holdings, Inc. *	99,227
4,312	The Western Union Co.	89,646
1,075	Total System Services, Inc.	95,525
785	Visa, Inc. - Class A	97,521
		865,320
	TECHNOLOGY SERVICES - 0.2%
755	Automatic Data Processing, Inc.	93,341
2,412	Conduent, Inc. *	39,557
1,323	Paychex, Inc.	90,295
		223,193

	TOTAL COMMON STOCKS (Cost $19,438,361)	25,863,746

	EXCHANGE TRADED FUNDS - 60.3%
	AUSTRIA - 4.0%
169,466	iShares MSCI Austria Capped ETF	4,533,215

	CHINA - 4.1%
60,950	iShares MSCI China ETF	4,559,669

	CONSERVATIVE ALLOCATION - 2.7%
30,000	Arrow Reserve Capital Management ETF #+	3,006,900

	CORPORATE - 4.2%
39,226	iShares iBoxx $ Investment Grade Corporate Bond ETF	4,709,866

	GLOBAL - 2.0%
70,000	Arrow DWA Country Rotation ETF #+	2,266,600

	GOVERNMENT- 12.1%
161,764	iShares 1-3 Year Treasury Bond ETF	13,525,088

	INDEX RELATED - 4.4%
92,276	SPDR Bloomberg Barclays Convertible Securities ETF	4,904,469

	INFLATION PROTECTED - 5.0%
49,235	iShares TIPS Bond ETF	5,568,971

	ITALY - 4.0%
131,656	iShares MSCI Italy Capped ETF	4,447,340

	KOREA - 3.9%
55,337	iShares MSCI South Korea Capped ETF	4,329,567

See accompanying notes to consolidated financial statements.

Arrow DWA Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2018

Shares		Value
	LARGE-CAP - 5.1%
38,290	Vanguard Growth ETF	$5,753,072

	NETHERLANDS - 3.8%
126,666	iShares MSCI Netherlands ETF	4,252,178

	SMALL-CAP - 5.0%
33,863	Vanguard Small-Cap Growth ETF	5,658,168

	TOTAL EXCHANGE TRADED FUNDS (Cost $61,377,591)	67,515,103

	SHORT-TERM INVESTMENTS - 14.8%
	MONEY MARKET FUND - 9.0%
10,084,019	Fidelity Investments Money Market Fund - Government Portfolio - Class I to yield 1.25% ^	10,084,019

Principal ($)
	U.S. TREASURY BILLS - 5.8% **
4,500,000	United States Treasury Bills due 12/14/2017, 0.000% (a)	4,476,472
2,000,000	United States Treasury Bills due 3/22/2018, 0.000% ++	1,989,905
		6,466,377

	TOTAL SHORT-TERM INVESTMENT (Cost $16,550,396)	16,550,396

	TOTAL INVESTMENTS - 98.2% (Cost $97,366,348)	$109,929,245
	OTHER ASSETS LESS LIABILITIES - 1.8%	2,034,506
	NET ASSETS - 100.0%	$111,963,751

*	Non-Income producing security.

**	Zero Coupon Bond.

^	Money market fund; interest rate reflects seven-day effective yield on January 31, 2018.

#	Affiliated Fund

#+	Affiliated Exchange Traded Fund

+	All or a portion of this investment is a holding of the ADWAB Fund Limited.

PLC - Public Limited Company

(a)	Pledged as collateral for swap agreements.

See accompanying notes to consolidated financial statements.

Arrow DWA Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2018

FUTURES CONTRACTS

Long				Underlying Face	Unrealized
Contracts	Counterparty	Open Long Futures Contracts ++ ^	Expiration	Amount at Value	Gain / (Loss)
36	Goldman Sachs & Co. LLC	Gold 100oz Future	Apr-18	$4,835,160	$2,880
Total Unrealized Gain from Open Long Future Contracts					2,880

Short				Underlying Face	Unrealized
Contracts	Counterparty	Open Short Futures Contracts ^	Expiration	Amount at Value	Gain / (Loss)
(53)	Goldman Sachs & Co. LLC	Dollar Index	Mar-18	$(4,714,562)	$226,663
Total Unrealized Gain from Open Short Future Contracts					226,663

Net Unrealized Gain from Open Long & Short Futures Contracts					$229,543

++	All of these contracts are holdings of the ADWAB Fund Limited.

^	All collateral for open futures contracts consists of cash included as Deposits with brokers on the Consolidated Statement of Assets and Liabilities.

FINANCIAL INDEX SWAP

Notional Value at			Fixed Rate	Variable Rate		Unrealized
January 31, 2018	Description	Counterparty	Paid	Received	Maturity Date	Appreciation
				Dunn WMA
				Financial Index
				program of Dunn
				Capital
		Societe	0.45% of the	Management, LLC.	Open-Ended
8,303,836	Dunn WMA Financial Index	Generale, S.A.	Notional Value	(“Dunn”)	Maturity	$112,535
Total Net Unrealized Appreciation on Financial Index Swap Contract						$112,535

See accompanying notes to consolidated financial statements.

Arrow DWA Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2018

Additional Information — Financial Index Swap Contract

The following table represents the top individual positions and related values within the financial index swap as of January 31, 2018.

				Unrealized
Open Long Future				Appreciation/
Contracts	Description	Expiration	Counterparty	(Depreciation)
37	10yr AUS Bond	Mar - 18	Societe Generale	$(44,216)
45	ASX 200	Mar - 18	Societe Generale	(55,309)
37	Australian D	Mar - 18	Societe Generale	74,752
47	B-pounds	Mar - 18	Societe Generale	161,645
46	CAC 40	Feb - 18	Societe Generale	(26,208)
27	C-dollar	Mar - 18	Societe Generale	27,591
34	Dow Jones Mini	Mar - 18	Societe Generale	198,957
44	Euro Stoxx	Mar - 18	Societe Generale	(2,963)
38	FTSE 100	Mar - 18	Societe Generale	(81,055)
21	German Bund	Mar - 18	Societe Generale	(94,592)
3	German Dax	Mar - 18	Societe Generale	(9,034)
18	Hang Seng	Feb - 18	Societe Generale	1,917
16	Long Gilt	Mar - 18	Societe Generale	(57,700)
149	Mexican Peso	Mar - 18	Societe Generale	125,676
28	Nasdaq mini	Mar - 18	Societe Generale	229,160
5	OSE Nikkei	Mar - 18	Societe Generale	(17,259)
35	S&P 500 mini	Mar - 18	Societe Generale	190,573
41	Schatz	Mar - 18	Societe Generale	(4,929)
6	S-francs	Mar - 18	Societe Generale	8,764
16	T-bonds	Mar - 18	Societe Generale	(73,101)
34	The euro	Mar - 18	Societe Generale	152,713
4	Toppix	Mar - 18	Societe Generale	(11,068)
14	TSE JGB	Mar - 18	Societe Generale	(56,410)
				$637,904

Open Short Future
Contracts
(277)	2 year T-Notes	Mar - 18	Societe Generale	183,668
(138)	3yr AUS Bond	Mar - 18	Societe Generale	(82)
(70)	5 year T-Note	Mar - 18	Societe Generale	59,788
(21)	BOBL	Mar - 18	Societe Generale	518
(76)	Euribor	Mar - 18	Societe Generale	9,499
(157)	Eurodollars	Mar - 18	Societe Generale	107,798
(9)	J-Yen	Mar - 18	Societe Generale	(25,527)
(186)	Shrt sterling	Mar - 18	Societe Generale	62,017
(14)	SP volatility	Feb - 18	Societe Generale	(5,538)
(28)	T-notes 10 year	Mar - 18	Societe Generale	29,403
				$421,544

See accompanying notes to consolidated financial statements.

Arrow DWA Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2018

COMMODITY INDEX SWAP ++
Notional Value at			Fixed Rate	Variable Rate		Unrealized
January 31, 2018	Description	Counterparty	Paid	Received	Maturity Date	Appreciation
				Dunn WMA
				Commodity Index
				program of Dunn
	Dunn WMA Commodity	Societe	0.45% of the	Capital	Open-Ended
5,354,783	Index	Generale, S.A.	Notional Value	Management, LLC.	Maturity	$112,900
Total Net Unrealized Depreciation on Commodity Index Swap Contract						$112,900

Total Net Unrealized Appreciation on Swap Contracts						$225,435

Additional Information — Commodity Index Swap Contract

The following table represents the top individual positions and related values within the commodity index swap as of January 31, 2018.

				Unrealized
Open Long Future				Appreciation/
Contracts ++	Description	Expiration	Counterparty	(Depreciation)
18	Gold NY	Apr - 18	Societe Generale	$(25,307)
27	Cotton	Mar - 18	Societe Generale	11,993
11	Live Cattle	Apr - 18	Societe Generale	(937)
28	Brent Crude	Apr - 18	Societe Generale	22,506
28	Gas Oil	Apr - 18	Societe Generale	(31,420)
25	Heating Oil	Apr - 18	Societe Generale	(3,783)
19	Crude Oil	Apr - 18	Societe Generale	9,811
14	Unleaded Gas	Apr - 18	Societe Generale	10,780
				$(6,357)
Open Short Future
Contracts ++
(156)	Bot Corn	Mar - 18	Societe Generale	(82,244)
(40)	Bot Soybeans	Mar - 18	Societe Generale	(58,979)
(65)	Bot Wheat	Mar - 18	Societe Generale	(83,136
(13)	Cocoa	May - 18	Societe Generale	(1,247)
(33)	Coffee	Mar - 18	Societe Generale	46,817
(33)	KC Wheat	Mar - 18	Societe Generale	(58,581)
(4)	Natural Gas	Apr - 18	Societe Generale	(1,183)
(5)	Lean Hogs	Apr - 18	Societe Generale	3,860
(10)	Silver NY	Mar - 18	Societe Generale	(14,488)
(5)	Soybean Meal	Mar - 18	Societe Generale	(6,744)
(36)	Soybean Oil	Mar - 18	Societe Generale	4,288
(94)	World Sugar	Mar - 18	Societe Generale	107,367
				$(144,270)

++	All or a portion of these contracts are holdings of the ADWAB Fund Limited.

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2018

Shares		Value
	EXCHANGE TRADED FUNDS - 100.1%
	BROAD MARKET - 9.7%
219,888	iShares Edge MSCI USA Value Factor ETF	$19,189,626

	CONSERVATIVE ALLOCATION - 0.1%
1,400	Arrow Reserve Capital Management ETF +	140,322

	EMERGING MARKETS - 10.1%
392,213	iShares MSCI Emerging Markets ETF	20,014,629

	EUROZONE - 9.7%
410,564	iShares MSCI Eurozone ETF	19,058,381

	FINANCIAL - 10.4%
687,790	Financial Select Sector SPDR ETF	20,454,875

	JAPAN - 9.6%
299,637	iShares MSCI Japan ETF	18,859,153

	LARGE-CAP - 21.7%
197,581	iShares Edge MSCI USA Momentum Factor ETF	22,052,015
137,659	Vanguard Growth ETF	20,683,265
		42,735,280
	MATERIALS - 9.0%
282,496	Materials Select Sector SPDR Fund	17,783,123

	SMALL-CAP - 8.9%
100,061	iShares S&P Small-Cap 600 Growth ETF	17,632,749

	TECHNOLOGY - 10.9%
314,396	Technology Select Sector SPDR ETF	21,520,406

	TOTAL EXCHANGE TRADED FUNDS (Cost $169,964,649)	197,388,544

	SHORT-TERM INVESTMENT - 0.1%
	MONEY MARKET FUND - 0.1%
286,679	Fidelity Investments Money Market Fund - Government Portfolio - Class I to yield 1.25% * ++ (Cost $286,679)	286,679

	TOTAL INVESTMENTS - 100.2% (Cost $170,251,328)	$197,675,223
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(447,269)
	NET ASSETS - 100.0%	$197,227,954

*	Money market fund; interest rate reflects seven-day effective yield on January 31, 2018.

+	Affiliated Exchange Traded Fund

++	All or a portion of this investment is a holding of the ADWAT Fund Limited.

See accompanying notes to consolidated financial statements.

Arrow Dynamic Income Fund
PORTFOLIO OF INVESTMENTS (Unaduited)
January 31, 2018

Principal ($)		Value
	CONVERTIBLE BOND - 0.3%
	AEROSPACE/DEFENSE - 0.3%
171,000	Denbury Resources, Inc., 5.000% due 12/15/2023, 144A (Cost $224,832)	$144,516

	CORPORATE BONDS - 26.1%
	AEROSPACE/DEFENSE - 2.2%
1,000,000	TransDigm, Inc., 6.375% due 6/15/2026, 144A	1,027,050

	AUTO PARTS MANUFACTURING - 1.1%
500,000	American Axle & Manufacturing, Inc., 6.625% due 10/15/2022	518,125

	CABLE & SATELLITE - 1.0%
500,000	Altice Luxembourg SA, 7.625% due 2/15/2025, 144A	458,750

	CONSUMER PRODUCTS - 0.9%
500,000	Avon Products, Inc., 7.000% due 3/15/2023	438,125

	CONSUMER SERVICES - 2.2%
1,000,000	APX Group, Inc., 8.750% due 12/1/2020	1,018,750

	EXPLORATION & PRODUCTION - 2.7%
216,000	Denbury Resources, Inc., 9.250% due 3/1/2022, 144A	221,400
700,000	Everest Acquisition Finance, Inc., 9.375% due 5/1/2024, 144A	593,250
500,000	MEG Energy Corp., 7.000% due 3/31/2024, 144A	433,125
		1,247,775
	HEALTH CARE FACILITIES & SERVICES - 2.0%
500,000	Community Health Systems, Inc., 6.250% due 3/31/2023	462,500
500,000	Tenet Healthcare Corp., 6.750% due 6/15/2023	492,550
		955,050
	LIFE INSURANCE - 1.0%
500,000	Genworth Holdings, Inc., 7.625% due 9/24/2021	488,600

	METALS & MINING - 1.2%
500,000	Allegheny Technologies, Inc., 7.875% due 8/15/2023	549,735

	OIL & GAS SERVICES & EQUIPMENT - 1.0%
500,000	Noble Holding International Ltd., 7.700% due 4/1/2025	448,750

	POWER GENERATION - 2.2%
1,000,000	NRG Energy, Inc., 6.625% due 1/15/2027, 144A	1,058,000

	PROPERTY & CASUALTY INSURANCE - 1.1%
500,000	HUB International Ltd., 7.875% due 10/1/2021,144A	520,000

	PUBLISHING & BROADCASTING - 2.9%
500,000	CBS Radio, Inc., 7.250% due 11/1/2024, 144A	525,000
500,000	Clear Channel Worldwide Holdings, Inc., 7.625% due 3/15/2020	496,250
500,000	iHeartCommunications, Inc., 9.000% due 3/1/2021	367,500
		1,388,750
	SOFTWARE & SERVICES - 1.2%
500,000	Solera Finance, Inc., 10.500% due 3/1/2024, 144A	560,625

See accompanying notes to consolidated financial statements.

Arrow Dynamic Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2018

Principal ($)		Value
	TRAVEL & LODGING - 1.2%
500,000	Diamond Resorts International, Inc., 7.750% due 9/1/2023, 144A	$547,500

	TELECOMMUNICATIONS - 2.2%
500,000	Frontier Communications Corp., 7.625% due 4/15/2024	330,000
500,000	Intelsat Jackson Holdings SA, 7.500% due 4/1/2021	425,625
500,000	Windstream Services LLC, 6.375% due 8/1/2023	291,255
		1,046,880

	TOTAL CORPORATE BONDS (Cost $12,779,582)	12,272,465

Shares
	EXCHANGE TRADED FUNDS - 35.7%
	CONSERVATIVE ALLOCATION - 30.2%
141,877	Arrow Reserve Capital Management ETF +	14,220,309

	CORPORATE - 5.5%
99,581	VanEck Vectors International High Yield Bond ETF	2,597,073

	TOTAL EXCHANGE TRADED FUNDS (Cost $16,737,247)	16,817,382

	SHORT-TERM INVESTMENT - 5.7%
	MONEY MARKET FUND - 5.7%
2,689,448	Fidelity Investments Money Market Fund - Government Portfolio - Class I to yield 0.98% * (Cost $2,689,448)	2,689,448

	TOTAL INVESTMENTS - 67.8% (Cost $32,431,019)	$31,923,811
	OTHER ASSETS LESS LIABILITIES - 32.2%	15,170,430
	NET ASSETS - 100.0%	$47,094,241

*	Money market fund; interest rate reflects seven-day effective yield on January 31, 2018.

LLC - Limited Liability Corporation

+	Affiliated Exchange Traded Fund

144A - Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. At January 31, 2018 144A securities amounted to $ 6,089,216 or 12.95% of net assets

See accompanying notes to consolidated financial statements.

Arrow Dynamic Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2018

FUTURES CONTRACT

Short				Underlying Face	Unrealized
Contracts	Counterparty	Open Short Futures Contracts ^	Expiration	Amount at Value	Gain / (Loss)
(42)	Goldman Sachs & Co. LLC	US Ultra Bond CBT	Mar-18	$(6,801,396)	$(1,312)
Net Unrealized Loss from Short Futures Contracts					$(1,312)

BASKET SWAP CONTRACT ^

Notional Value at			Fixed Rate	Variable Rate		Unrealized
January 31, 2018	Description	Counterparty	Paid	Received	Maturity Date	Appreciation

				Long Custom
				Financial Futures
				Index vs. the
	Long Custom Financial	Deutsche Bank	0.70% of the	depreciation of the	Open-Ended
5,789,444	Futures Index Swap	AG	Notional Value	Index	Maturity	$262,349
Total Net Unrealized Appreciation on Basket Swap Contract						$262,349

Additional Information — Basket Swap Contract

The following table represents the top individual positions and related values within the total return basket swap as of January 31, 2018.

Open Long Future				Unrealized
Contracts	Description	Expiration	Counterparty	Depreciation
45	Ultra Long-Term T Bond Future	Sep-18	Deutsche Bank AG	$(24,621)

CREDIT DEFAULT SWAP CONTRACT ^
Notional Value at			Fixed Rate	Variable Rate		Unrealized
January 31, 2018	Description	Counterparty	Paid	Received	Maturity Date	Appreciation
	Exchange Traded Credit
	Default Swap to Sell
	Protection (1) -		5.00% of the
745,092	CDX.PHY.29	Goldman Sachs	Notional Value	N/A	12/20/22	$33,925
Total Net Unrealized Appreciation on Credit Default Swap Contract						$33,925

Total Net Unrealized Appreciation on Swap Contracts						$296,274

^	All collateral for open future/swap contracts consists of cash included as Deposits with brokers on the Statement of Assets and Liabilities.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising of the referenced index.

(2)	Consists of premium received of $779,017 and current liability value of $745,092. The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See accompanying notes to consolidated financial statements.

Arrow Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2018

Shares		Value
	EXCHANGE TRADED FUND - 31.8%
	CONSERVATIVE ALLOCATION - 31.8%
551,910	Arrow Reserve Capital Management ETF + (Cost $55,296,520)	$55,317,962

	SHORT-TERM INVESTMENTS - 66.4%
	MONEY MARKET FUND - 14.2%
24,706,140	Fidelity Investments Money Market Fund - Government Portfolio - Class I to yield 0.98% ** ++	24,706,140

Principal ($)
	U.S. TREASURY BILLS - 52.2% ^
30,000,000	United States Treasury Bills due 3/22/2018, 0.000% * (a)	29,952,307
35,000,000	United States Treasury Bills due 6/21/2018, 0.000% * (a)	34,829,860
26,000,000	United States Treasury Bills due 6/21/2018, 0.000% * ++ (a)	25,862,178
		90,644,345

	TOTAL SHORT-TERM INVESTMENTS (Cost $115,350,485)	115,350,485

	TOTAL INVESTMENTS - 98.2% (Cost $170,647,005)	$170,668,447
	OTHER ASSETS LESS LIABILITIES - 1.8%	3,083,978
	NET ASSETS - 100.0%	$173,752,425

^	Zero Coupon Bonds

*	Interest rate represents discount rate at time of purchase.

**	Money market fund; interest rate reflects seven-day effective yield on January 31, 2018.

+	Affiliated Exchange Traded Fund

++	All or a portion of this investment is a holding of the Arrow MFS Fund Limited.

(a)	Pledged as collateral for swap agreements.

See accompanying notes to consolidated financial statements.

Arrow Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2018

FINANCIAL INDEX SWAP

Notional Value at			Fixed Rate	Variable Rate		Unrealized
January 31, 2018	Description	Counterparty	Paid	Received	Maturity Date	Appreciation
				Investment
				returns of WMA
				program of Dunn
		Societe	0.50% of the	Capital	Open-Ended
94,153,599	Dunn WMA Financials Index	Generale, S.A.	Notional Value	Management, LLC.	Maturity	$1,305,126
Total Net Unrealized Appreciation on Financial Index Swap Contract						$1,305,126

Additional Information — Financial Index Swap Contract

The following table represents the top individual positions and related values within the financial index swap as of January 31, 2018.

				Unrealized
Open Long Future				Appreciation/
Contracts	Description	Expiration	Counterparty	(Depreciation)
433	10yr AUS Bond	Mar - 18	Societe Generale	$(512,795)
523	ASX 200	Mar - 18	Societe Generale	(641,449)
425	Australian D	Mar - 18	Societe Generale	866,941
546	B-pounds	Mar - 18	Societe Generale	1,874,692
528	CAC 40	Feb - 18	Societe Generale	(303,947)
309	C-dollar	Mar - 18	Societe Generale	319,983
397	Dow Jones Mini	Mar - 18	Societe Generale	2,307,413
506	Euro Stoxx	Mar - 18	Societe Generale	(34,362)
441	FTSE 100	Mar - 18	Societe Generale	(940,036)
247	German Bund	Mar - 18	Societe Generale	(1,097,036)
35	German Dax	Mar - 18	Societe Generale	(104,771)
211	Hang Seng	Feb - 18	Societe Generale	22,228
187	Long Gilt	Mar - 18	Societe Generale	(669,184)
1,724	Mexican Peso	Mar - 18	Societe Generale	1,457,537
323	Nasdaq mini	Mar - 18	Societe Generale	2,657,698
64	OSE Nikkei	Mar - 18	Societe Generale	(200,163)
409	S&P 500 mini	Mar - 18	Societe Generale	2,210,180
480	Schatz	Mar - 18	Societe Generale	(57,161)
73	S-francs	Mar - 18	Societe Generale	101,639
181	T-bonds	Mar - 18	Societe Generale	(847,790)
399	The euro	Mar - 18	Societe Generale	1,771,101
48	Toppix	Mar - 18	Societe Generale	(128,364)
166	TSE JGB	Mar - 18	Societe Generale	(654,222)
				$7,398,132
Open Short Future
Contracts
(3,211)	2 year T-Notes	Mar - 18	Societe Generale	2,130,097
(1,602)	3yr AUS Bond	Mar - 18	Societe Generale	(955)
(813)	5 year T-Note	Mar - 18	Societe Generale	693,394
(242)	BOBL	Mar - 18	Societe Generale	6,011
(876)	Euribor	Mar - 18	Societe Generale	110,160
(1,815)	Eurodollars	Mar - 18	Societe Generale	1,250,193
(101)	J-Yen	Mar - 18	Societe Generale	(296,051)
(2,156)	Shrt sterling	Mar - 18	Societe Generale	719,244
(168)	SP volatility	Feb - 18	Societe Generale	(64,229)
(327)	T-notes 10 year	Mar - 18	Societe Generale	341,004
				$4,888,868

See accompanying notes to consolidated financial statements.

Arrow Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2018

COMMODITY INDEX SWAP ++
Notional Value at			Fixed Rate	Variable Rate		Unrealized
January 31, 2018	Description	Counterparty	Paid	Received	Maturity Date	Appreciation
				Investment
				returns of WMA
				program of Dunn
	Dunn WMA Commodity	Societe	0.50% of the	Capital	Open-Ended
77,187,307	Index	Generale, S.A.	Notional Value	Management, LLC.	Maturity	$1,685,852
Total Net Unrealized Appreciation on Commodity Index Swap Contract						$1,685,852

Total Net Unrealized Appreciation on Swap Contract						$2,990,978

Additional Information — Commodity Index Swap Contract

The following table represents the top 50 individual positions and related values within the commodity index swap as of January 31, 2018.

				Unrealized
Open Long Future				Appreciation/
Contracts ++	Description	Expiration	Counterparty	(Depreciation)
262	Gold NY	Apr - 18	Societe Generale	$(377,893)
410	Cotton	Mar - 18	Societe Generale	179,088
172	Live Cattle	Apr - 18	Societe Generale	(13,985)
413	Brent Crude	Apr - 18	Societe Generale	336,061
424	Gas Oil	Apr - 18	Societe Generale	(469,170)
379	Heating Oil	Apr - 18	Societe Generale	(56,485)
281	Crude Oil	Apr - 18	Societe Generale	146,505
209	Unleaded Gas	Apr - 18	Societe Generale	160,969
				$(94,910)
Open Short Future
Contracts ++
(2,329)	Bot Corn	Mar - 18	Societe Generale	(1,228,087)
(590)	Bot Soybeans	Mar - 18	Societe Generale	(880,694)
(970)	Bot Wheat	Mar - 18	Societe Generale	(1,241,417)
(194)	Cocoa	May - 18	Societe Generale	(18,625)
(488)	Coffee	Mar - 18	Societe Generale	699,085
(486)	KC Wheat	Mar - 18	Societe Generale	(874,754)
(77)	Natural Gas	Apr - 18	Societe Generale	57,640
(61)	Lean Hogs	Apr - 18	Societe Generale	(17,667)
(155)	Silver NY	Mar - 18	Societe Generale	(216,337)
(82)	Soybean Meal	Mar - 18	Societe Generale	(100,701)
(536)	Soybean Oil	Mar - 18	Societe Generale	64,025
(1,399)	World Sugar	Mar - 18	Societe Generale	1,603,235
				$(2,154,297)

++	All or a portion of these contracts are holdings of the Arrow MFS Fund Limited.

See accompanying notes to consolidated financial statements.

The Arrow Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
January 31, 2018

				Arrow Managed
	Arrow DWA	Arrow DWA	Arrow	Futures Strategy
	Balanced Fund	Tactical Fund	Dynamic	Fund
	(Consolidated)	(Consolidated)	Income Fund	(Consolidated)
ASSETS
Investment securities:
Unaffiliated companies, At cost	$92,256,618	$170,111,168	$18,236,247	$115,350,485
Affiliated companies, At cost	5,109,730	140,160	14,194,772	55,296,520
Investments, At cost	$97,366,348	$170,251,328	$32,431,019	$170,647,005
Unaffiliated companies, At value	$104,655,745	$197,534,901	$17,703,502	$115,350,485
Affiliated companies, At value	5,273,500	140,322	14,220,309	55,317,962
Investments, At value	$109,929,245	$197,675,223	$31,923,811	$170,668,447
Deposits with brokers	1,468,622	105,460	133,350	—
Unrealized appreciation on swap contracts	225,435	—	296,274	2,990,978
Receivable for Fund shares sold	9,954	48,104	108,175	806,660
Receivable for securities sold	4,233,453	—	14,598,010	—
Dividends and interest receivable	20,947	902	276,293	36,657
Variation margin - due from broker	229,543	—	—	—
Prepaid expenses and other assets	38,318	25,148	41,625	42,184
TOTAL ASSETS	116,155,517	197,854,837	47,377,538	174,544,926

LIABILITIES
Payable for investments purchased	3,607,139	—	—	—
Due to custodian	6,042	—	—	126,954
Due to broker	—	—	88,595	—
Payable for Fund shares repurchased	326,985	132,745	31,318	402,142
Investment advisory fees payable	92,389	166,416	54,333	85,956
Variation margin - due to broker	—	—	1,312	—
Distribution (12b-1) fees payable	48,010	51,517	2,358	24,643
Accrued expenses and other liabilities	88,104	196,737	36,003	64,777
Payable to related parties	20,824	29,468	69,378	38,277
Swap interest payable	2,273	—	—	49,752

TOTAL LIABILITIES	4,191,766	576,883	283,297	792,501
NET ASSETS	$111,963,751	$197,277,954	$47,094,241	$173,752,425

Net Assets Consist Of:
Paid in capital
[$0 par value, unlimited shares authorized]	$97,882,268	$170,041,250	$50,699,000	$174,469,944
Accumulated net investment loss	(1,302,563)	(1,959,777)	(1,552,665)	(5,049,501)
Accumulated net realized gain from security transactions, futures contracts, and swap contracts	2,366,171	1,772,586	2,210,152	1,319,562
Net unrealized appreciation/(depreciation) of investments, futures contracts, and swap contracts	13,017,875	27,423,895	(4,262,246)	3,012,420
NET ASSETS	$111,963,751	$197,277,954	$47,094,241	$173,752,425

See accompanying notes to consolidated financial statements.

The Arrow Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)(Continued)
January 31, 2018

				Arrow
				Managed
	Arrow DWA	Arrow DWA	Arrow	Futures Strategy
	Balanced Fund	Tactical Fund	Dynamic	Fund
	(Consolidated)	(Consolidated)	Income Fund	(Consolidated)
Net Asset Value Per Share:
Class A Shares:
Net Assets	$45,595,501	$40,824,356	$9,173,625	$79,469,225
Shares of beneficial interest outstanding	3,345,373	3,674,428	1,153,817	8,253,668
Net asset value (Net assets ÷ Shares outstanding), and redemption price per share (a)	$13.63	$11.11	$7.95	$9.63
Maximum offering price per share (maximum sales charges of 5.75%) (b)	$14.46	$11.79	$8.44	$10.22

Class C Shares:
Net Assets	$52,413,555	$54,825,401	$2,131,082	$9,136,853
Shares of beneficial interest outstanding	4,117,893	5,256,348	282,019	989,594
Net asset value (Net assets ÷ Shares outstanding), offering price and redemption price per share(a)	$12.73	$10.43	$7.56	$9.23

Institutional Class Shares:
Net Assets	$13,954,695	$101,628,197	$35,789,534	$85,146,347
Shares of beneficial interest outstanding	1,011,208	9,116,649	4,462,832	8,739,089
Net asset value (Net assets ÷ Shares outstanding), offering price and redemption price per share(a)	$13.80	$11.15	$8.02	$9.74

(a)	For each of the Funds, except Arrow Dynamic Income Fund, redemptions of shares held less than 30 days may be assessed a redemption fee of 1.00%.

(b)	For certain purchases of $1 million or more, a 1% contingent deferred sales charge may apply to redemptions made within 18 months of purchase, where the maximum sales charge of 5.75% is waived at the time of purchase.

See accompanying notes to consolidated financial statements.

The Arrow Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended January 31, 2018

				Arrow Managed
	Arrow DWA	Arrow DWA	Arrow	Futures Strategy
	Balanced Fund	Tactical Fund	Dynamic	Fund
	(Consolidated)	(Consolidated)	Income Fund	(Consolidated)
INVESTMENT INCOME
Dividends from unaffiliated companies	$1,056,029	$1,752,067	$396,910	$51,167
Interest	50,873	3,419	831,489	742,877
TOTAL INVESTMENT INCOME	1,106,902	1,755,486	1,228,399	794,044

EXPENSES
Investment advisory fees	606,948	948,593	239,962	610,173
Distribution (12b-1) fees, Class C	263,878	265,317	11,702	34,594
Distribution (12b-1) fees, Class A	57,140	50,266	7,014	78,267
Shareholder servicing	52,440	158,578	43,304	35,460
Printing and postage expenses	34,671	48,768	16,957	18,369
Registration fees	33,441	37,378	39,256	29,217
Administrative services fees	32,920	50,767	42,291	49,602
Transfer agent fees	22,213	35,588	46,438	33,180
Professional fees	14,990	18,656	22,383	18,364
Accounting services fees	11,713	23,678	18,034	22,509
Custodian fees	8,487	20,320	16,614	13,824
Trustees’ fees and expenses	5,761	7,620	8,509	8,316
Insurance expense	3,043	3,373	1,512	876
Compliance officer fees	855	1,083	3,425	399
Interest expense	—	94	51,742	—
Other expenses	793	794	1,075	1,326
TOTAL EXPENSES	1,149,293	1,670,873	570,218	954,476
Less: Fees waived	(25,408)	(70)	(10,314)	(5,500)
NET EXPENSES	1,123,885	1,670,803	559,904	948,976

NET INVESTMENT INCOME (LOSS)	(16,983)	84,683	668,495	(154,932)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain/(loss) from:
Security transactions, unaffiliated companies	3,484,990	8,499,619	(178,947)	—
Security transactions, affiliated companies	1,203,011	—	(26,133)	—
Futures contracts	273,521	—	(218,987)	—
Swap contracts	2,322,738	—	2,351,833	42,306,753
	7,284,260	8,499,619	1,927,766	42,306,753
Net change in unrealized appreciation/(depreciation) of:
Securities, unaffiliated companies	4,590,865	15,627,777	(969,932)	—
Securities, affiliated companies	378,132	(252)	35,163	21,442
Futures contracts	95,282	(105,445)	(640,568)	—
Swap contracts	225,435	—	(3,638,863)	3,243,938
	5,289,714	15,522,080	(5,214,200)	3,265,380
NET REALIZED AND UNREALIZED GAIN/(LOSS)	12,573,974	24,021,699	(3,286,434)	45,572,133

NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$12,556,991	$24,106,382	$(2,617,939)	$45,417,201

See accompanying notes to consolidated financial statements.

Arrow DWA Balanced Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	For the	For the
	Six Months Ended	Year Ended
	January 31, 2018	July 31, 2017
FROM OPERATIONS
Net investment loss	$(16,983)	$(212,079)
Net realized gain from securities, futures transactions, and option contracts	7,284,260	12,112,285
Net change in unrealized appreciation/(depreciation) of securities and futures contracts	5,289,714	(12,160,647)
Net increase/(decrease) in net assets resulting from operations	12,556,991	(260,441)

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	(3,015,708)	—
Class C	(3,691,111)	—
Institutional Class	(917,851)	—
Net decrease in net assets from distributions to shareholders	(7,624,670)	—

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	788,066	4,248,308
Class C	323,229	794,879
Institutional Class	1,778,516	4,207,171
Net asset value of shares issued in reinvestment of distributions:
Class A	2,638,498	—
Class C	3,362,624	—
Institutional Class	772,042	—
Redemption fee proceeds:
Class A	12	778
Class C	9	108
Institutional Class	—	13
Payments for shares redeemed:
Class A	(7,335,405)	(25,933,997)
Class C	(8,450,878)	(27,033,433)
Institutional Class	(3,978,556)	(12,451,597)
Net decrease in net assets from shares of beneficial interest	(10,101,843)	(56,167,770)
TOTAL DECREASE IN NET ASSETS	(5,169,522)	(56,428,211)

NET ASSETS
Beginning of Period	117,133,273	173,561,484
End of Period *	$111,963,751	$117,133,273
* Includes accumulated net investment loss of:	$(1,302,563)	$(1,285,580)

See accompanying notes to consolidated financial statements.

Arrow DWA Balanced Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)(Continued)

	For the	For the
	Six Months Ended	Year Ended
	January 31, 2018	July 31, 2017

SHARE ACTIVITY - Class A
Shares Sold	59,192	334,492
Shares Reinvested	204,693	—
Shares Redeemed	(552,684)	(2,059,127)
Net decrease in shares of beneficial interest outstanding	(288,799)	(1,724,635)

SHARE ACTIVITY - Class C
Shares Sold	26,219	66,485
Shares Reinvested	279,056	—
Shares Redeemed	(677,464)	(2,261,929)
Net decrease in shares of beneficial interest outstanding	(372,189)	(2,195,444)

SHARE ACTIVITY - Institutional Class
Shares Sold	133,800	331,028
Shares Reinvested	59,160	—
Shares Redeemed	(298,493)	(976,735)
Net decrease in shares of beneficial interest outstanding	(105,533)	(645,707)

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	For the	For the
	Six Months Ended	Year Ended
	January 31, 2018	July 31, 2017
FROM OPERATIONS
Net investment income	$84,683	$900,064
Net realized gain from security and futures transactions	8,499,619	16,255,412
Net change in unrealized appreciation/(depreciation) of securities and futures contracts	15,522,080	(7,091,275)
Net increase in net assets resulting from operations	24,106,382	10,064,201

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(38,623)	(763,397)
Class C	—	(550,592)
Institutional Class	(344,314)	(1,860,344)
From net realized gains:
Class A	(3,401,605)	(626,895)
Class C	(4,800,393)	(798,095)
Institutional Class	(8,283,698)	(1,301,343)
Net decrease in net assets from distributions to shareholders	(16,868,633)	(5,900,666)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	1,860,256	4,267,166
Class C	851,370	2,851,718
Institutional Class	7,627,408	20,945,890
Net asset value of shares issued in reinvestment of distributions:
Class A	3,096,194	1,262,012
Class C	4,443,822	1,228,475
Institutional Class	8,139,489	2,905,902
Redemption fee proceeds:
Class A	61	184
Class C	—	137
Institutional Class	175	664
Payments for shares redeemed:
Class A	(5,531,969)	(20,547,398)
Class C	(4,935,935)	(14,177,290)
Institutional Class	(11,996,294)	(47,635,003)
Net increase/(decrease) in net assets from shares of beneficial interest	3,554,577	(48,897,543)

TOTAL INCREASE (DECREASE) IN NET ASSETS	10,792,326	(44,734,008)

NET ASSETS
Beginning of Period	186,485,628	231,219,636
End of Period *	$197,277,954	$186,485,628
* Includes accumulated net investment loss of:	$(1,959,777)	$(1,661,523)

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)(Continued)

	For the	For the
	Six Months Ended	Year Ended
	January 31, 2018	July 31, 2017
SHARE ACTIVITY - Class A
Shares Sold	158,336	416,373
Shares Reinvested	295,157	127,347
Shares Redeemed	(502,309)	(2,020,910)
Net decrease in shares of beneficial interest outstanding	(48,816)	(1,477,190)

SHARE ACTIVITY - Class C
Shares Sold	83,392	294,229
Shares Reinvested	450,692	130,411
Shares Redeemed	(477,786)	(1,463,301)
Net increase/(decrease) in shares of beneficial interest outstanding	56,298	(1,038,661)

SHARE ACTIVITY - Institutional Class
Shares Sold	688,753	2,044,582
Shares Reinvested	772,981	292,345
Shares Redeemed	(1,085,945)	(4,640,968)
Net increase/(decrease) in shares of beneficial interest outstanding	375,789	(2,304,041)

See accompanying notes to consolidated financial statements.

Arrow Dynamic Income Fund
STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	For the	For the
	Six Months Ended	Year Ended
	January 31, 2018	July 31, 2017
FROM OPERATIONS
Net investment income	$668,495	$3,326,655
Net realized gain from security transactions, futures contracts and swap contracts	1,927,766	5,069,523
Net change in unrealized depreciation of securities, foreign currency translations, futures contracts and swap contracts	(5,214,200)	(1,795,282)
Net increase/(decrease) in net assets resulting from operations	(2,617,939)	6,600,896

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(99,340)	(737,082)
Class C	(40,692)	(86,777)
Institutional Class	(969,163)	(6,362,245)
From net realized gains:
Class A	(268,946)	(64,545)
Class C	(152,204)	(7,581)
Institutional Class	(2,444,348)	(469,122)
Net decrease in net assets from distributions to shareholders	(3,974,693)	(7,727,352)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	9,037,990	15,200,157
Class C	196,508	764,789
Institutional Class	8,165,837	90,531,815
Net asset value of shares issued in reinvestment of distributions:
Class A	291,613	684,624
Class C	186,650	90,030
Class I	3,020,123	3,515,920
Payments for shares redeemed:
Class A	(7,392,885)	(21,502,457)
Class C	(533,348)	(583,948)
Institutional Class	(81,550,510)	(129,460,866)
Net decrease in net assets from shares of beneficial interest	(68,578,022)	(40,759,936)

TOTAL DECREASE IN NET ASSETS	(75,170,654)	(41,886,392)

NET ASSETS
Beginning of Period	122,264,895	164,151,287
End of Period *	$47,094,241	$122,264,895
* Includes accumulated net investment loss of:	$(1,552,665)	$(1,111,965)

See accompanying notes to consolidated financial statements.

Arrow Dynamic Income Fund
STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)(Continued)

	For the	For the
	Six Months Ended	Year Ended
	January 31, 2018	July 31, 2017
SHARE ACTIVITY - Class A
Shares Sold	941,293	1,689,713
Shares Reinvested	36,510	76,403
Shares Redeemed	(855,413)	(2,404,111)
Net increase/(decrease) in shares of beneficial interest outstanding	122,390	(637,995)

SHARE ACTIVITY - Class C
Shares Sold	24,313	89,403
Shares Reinvested	24,645	10,524
Shares Redeemed	(65,925)	(68,307)
Net increase/(decrease) in shares of beneficial interest outstanding	(16,967)	31,620

SHARE ACTIVITY - Institutional Class
Shares Sold	955,162	10,022,605
Shares Reinvested	373,563	389,813
Shares Redeemed	(9,338,424)	(14,343,580)
Net decrease in shares of beneficial interest outstanding	(8,009,699)	(3,931,162)

See accompanying notes to consolidated financial statements.

Arrow Managed Futures Strategy Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	For the	For the
	Six Months Ended	Year Ended
	January 31, 2018	July 31, 2017
FROM OPERATIONS
Net investment loss	$(154,932)	$(936,455)
Net realized gain/(loss) from security transactions, futures contracts and swap contracts	42,306,753	(21,263,375)
Net change in unrealized appreciation/(depreciation) of securities, future contracts and swap contracts	3,265,380	(911,464)
Net increase (decrease) in net assets resulting from operations	45,417,201	(23,111,294)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(1,463,705)	(3,541,329)
Class C	(123,448)	(431,234)
Class I	(1,737,914)	(4,752,899)
Net decrease in net assets from distributions to shareholders	(3,325,067)	(8,725,462)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	21,470,534	40,172,066
Class C	2,360,590	2,271,688
Institutional Class	15,771,676	22,865,508
Net asset value of shares issued in reinvestment of distributions:
Class A	1,297,390	3,038,919
Class C	104,848	351,560
Class I	1,672,441	4,720,453
Redemption fee proceeds:
Class A	801	4,708
Class C	—	53
Institutional Class	917	607
Payments for shares redeemed:
Class A	(10,122,101)	(25,829,886)
Class C	(739,966)	(1,064,693)
Institutional Class	(22,722,297)	(7,007,783)
Net increase in net assets from shares of beneficial interest	9,094,833	39,523,200

TOTAL INCREASE IN NET ASSETS	51,186,967	7,686,444

NET ASSETS
Beginning of Period	122,565,458	114,879,014
End of Period *	$173,752,425	$122,565,458
* Includes accumulated net investment loss of:	$(5,049,501)	$(1,569,502)

See accompanying notes to consolidated financial statements.

Arrow Managed Futures Strategy Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)(Continued)

	For the	For the
	Six Months Ended	Year Ended
	January 31, 2018	July 31, 2017
SHARE ACTIVITY - Class A
Shares Sold	2,421,061	4,930,109
Shares Reinvested	149,469	399,858
Shares Redeemed	(1,195,215)	(3,185,406)
Net increase in shares of beneficial interest outstanding	1,375,315	2,144,561

SHARE ACTIVITY - Class C
Shares Sold	302,450	290,488
Shares Reinvested	12,590	48,093
Shares Redeemed	(87,562)	(137,903)
Net increase in shares of beneficial interest outstanding	227,478	200,678

SHARE ACTIVITY - Institutional Class
Shares Sold	1,957,383	2,928,425
Shares Reinvested	190,483	614,642
Shares Redeemed	(2,642,395)	(888,037)
Net increase/(decrease) in shares of beneficial interest outstanding	(494,529)	2,655,030

See accompanying notes to consolidated financial statements.

Arrow DWA Balanced Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended
	January 31, 2018		July 31,	July 31,	July 31,	July 31,	July 31,
Class A Shares	(Unaudited)		2017	2016	2015	2014	2013
Net asset value, beginning of period	$13.03		$12.88	$13.59	$14.65	$13.75	$12.31
Activity from investment operations:
Net investment income (1)	0.02		0.02	0.01	0.02	0.08	0.05
Net realized and unrealized gain (loss) on investments	1.51		0.13 (6)	(0.02)	0.67	0.82	1.39
Total from investment operations	1.53		0.15	(0.01)	0.69	0.90	1.44
Paid-in-capital from redemption fees (3)	0.00		0.00	0.00	0.00	0.00	0.00
Less distributions from:
Net investment income	—		—	—	(0.09)	—	—
Net realized gains	(0.93)		—	(0.70)	(1.66)	—	—
Total distributions	(0.93)		—	(0.70)	(1.75)	—	—
Net asset value, end of period	$13.63		$13.03	$12.88	$13.59	$14.65	$13.75
Total return (2)	12.19	% (9)	1.16%	0.12%	4.89%	6.55%	11.70%
Net assets, end of period (000s)	$45,596		$47,343	$69,000	$96,648	$126,734	$146,164
Ratio of gross expenses to average net assets (4)(7)	1.72	% (8)	1.56%	1.55%	1.51%	1.54%	1.55%
Ratio of net expenses to average net assets (4)	1.67	% (8)	1.51%	1.55%	1.51%	1.54%	1.55%
Ratio of net investment income to average net assets (4)(5)	0.26	% (8)	0.17%	0.70%	0.17%	0.52%	0.39%
Portfolio Turnover Rate	61	% (9)	169%	84%	100%	106%	72%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Amount represents less than $0.01 per share.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized gain in the Consolidated Statement of Operations for the year ended July 31, 2017, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Arrow Investment Advisors, LLC.

(8)	Annualized.

(9)	Not annualized.

See accompanying notes to consolidated financial statements.

Arrow DWA Balanced Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended
	January 31, 2018		July 31,	July 31,	July 31,	July 31,	July 31,
Class C Shares	(Unaudited)		2017	2016	2015	2014	2013
Net asset value, beginning of period	$12.27		$12.22	$13.03	$14.11	$13.34	$12.04
Activity from investment operations:
Net investment loss (1)	(0.03)		(0.07)	(0.08)	(0.08)	(0.04)	(0.04)
Net realized and unrealized gain (loss) on investments	1.42		0.12 (6)	(0.03)	0.64	0.81	1.34
Total from investment operations	1.39		0.05	(0.11)	0.56	0.77	1.30
Paid-in-capital from redemption fees (3)	0.00		0.00	0.00	0.00	0.00	0.00
Less distributions from:
Net realized gains	(0.93)		—	(0.70)	(1.64)	—	—
Total distributions	(0.93)		—	(0.70)	(1.64)	—	—
Net asset value, end of period (000s)	$12.73		$12.27	$12.22	$13.03	$14.11	$13.34
Total return (2)	11.80	% (9)	0.41%	(0.67)%	4.11%	5.77%	10.80%
Net assets, end of period	$52,414		$55,091	$81,689	$101,044	$115,015	$117,992
Ratio of gross expenses to average net assets (4)(7)	2.47	% (8)	2.31%	2.30%	2.26%	2.29%	2.30%
Ratio of net expenses to average net assets (4)	2.42	% (8)	2.26%	2.30%	2.26%	2.29%	2.30%
Ratio of net investment loss to average net assets (4)(5)	(0.57	)% (8)	(0.57)%	(0.66)%	(0.59)%	(0.26)%	(0.36)%
Portfolio Turnover Rate	61	% (9)	169%	84%	100%	106%	72%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Amount represents less than $0.01 per share.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized gain in the Consolidated Statement of Operations for the year ended July 31, 2017, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Arrow Investment Advisors, LLC.

(8)	Annualized.

(9)	Not annualized.

See accompanying notes to consolidated financial statements.

Arrow DWA Balanced Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended
	January 31, 2018		July 31,	July 31,	July 31,	July 31,	July 31,
Institutional Class Shares	(Unaudited)		2017	2016	2015	2014	2013
Net asset value, beginning of period	$13.16		$12.98	$13.66	$14.73	$13.79	$12.32
Activity from investment operations:
Net investment income (1)	0.03		0.05	0.04	0.06	0.10	0.09
Net realized and unrealized gain (loss) on investments	1.54		0.13 (6)	(0.02)	0.66	0.84	1.38
Total from investment operations	1.57		0.18	0.02	0.72	0.94	1.47
Paid-in-capital from redemption fees (3)	0.00		0.00	0.00	0.00	0.00	0.00
Less distributions from:
Net investment income	—		—	—	(0.08)	—	—
Net realized gains	(0.93)		—	(0.70)	(1.71)	—	—
Total distributions	(0.93)		—	(0.70)	(1.79)	—	—
Net asset value, end of period	$13.80		$13.16	$12.98	$13.66	$14.73	$13.79
Total return (2)	12.37	% (9)	1.39%	0.35%	5.12%	6.82%	11.93%
Net assets, end of period (000s)	$13,955		$14,699	$22,872	$35,142	$43,870	$24,768
Ratio of gross expenses to average net assets (4)(7)	1.47	% (8)	1.31%	1.30%	1.26%	1.29%	1.30%
Ratio of net expenses to average net assets (4)	1.42	% (8)	1.26%	1.30%	1.26%	1.29%	1.30%
Ratio of net investment income to average net assets (4)(5)	0.50	% (8)	0.43%	0.31%	0.42%	0.72%	0.67%
Portfolio Turnover Rate	61	% (9)	169%	84%	100%	106%	72%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Amount represents less than $0.01 per share.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized gain in the Consolidated Statement of Operations for the year ended July 31, 2017, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Arrow Investment Advisors, LLC.

(8)	Annualized.

(9)	Not annualized.

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended
	January 31, 2018		July 31,	July 31,	July 31,	July 31,	July 31,
Class A Shares	(Unaudited)		2017	2016	2015	2014	2013
Net asset value, beginning of period	$10.70		$10.41	$11.01	$10.24	$9.39	$8.17
Activity from investment operations:
Net investment income (1)	0.01		0.06	0.03	0.03	0.03	0.08
Net realized and unrealized gain (loss) on investments	1.40		0.54	(0.02)	0.79	0.82	1.29
Total from investment operations	1.41		0.60	0.01	0.82	0.85	1.37
Paid-in-capital from redemption fees (3)	0.00		0.00	0.00	0.00	0.00	0.00
Less distributions from:
Net investment income	(0.01)		(0.17)	—	—	—	(0.15)
Net realized gains	(0.99)		(0.14)	(0.61)	(0.05)	—	—
Total distributions	(1.00)		(0.31)	(0.61)	(0.05)	—	(0.15)
Net asset value, end of period	$11.11		$10.70	$10.41	$11.01	$10.24	$9.39
Total return (2)	13.71	% (8)	5.92%	0.42%	7.99%	9.05%	16.99%
Net assets, end of period (000s)	$40,824		$39,848	$54,137	$74,537	$80,265	$87,783
Ratio of gross expenses to average net assets (4)(6)	1.68	% (7)	1.58%	1.55%	1.54%	1.56%	1.65%
Ratio of net expenses to average net assets (4)	1.68	% (7)	1.58%	1.55%	1.54%	1.56%	1.65%
Ratio of net investment income to average net assets (4)(5)	0.17	% (7)	0.56%	0.30%	0.24%	0.27%	0.94%
Portfolio Turnover Rate	56	% (8)	206%	169%	127%	123%	151%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Amount represents less than $0.01 per share.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Arrow Investment Advisors, LLC.

(7)	Annualized.

(8)	Not annualized.

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended
	January 31, 2018		July 31,	July 31,	July 31,	July 31,	July 31,
Class C Shares	(Unaudited)		2017	2016	2015	2014	2013
Net asset value, beginning of period	$10.13		$9.87	$10.55	$9.86	$9.12	$7.94
Activity from investment operations:
Net investment income (loss) (1)	(0.03)		(0.02)	(0.04)	(0.05)	(0.05)	0.02
Net realized and unrealized gain (loss) on investments	1.32		0.51	(0.03)	0.77	0.79	1.24
Total from investment operations	1.29		0.49	(0.07)	0.72	0.74	1.26
Paid-in-capital from redemption fees (3)	—		0.00	0.00	0.00	0.00	0.00
Less distributions from:
Net investment income	—		(0.09)	—	—	—	(0.08)
Net realized gains	(0.99)		(0.14)	(0.61)	(0.03)	—	—
Total distributions	(0.99)		(0.23)	(0.61)	(0.03)	—	(0.08)
Net asset value, end of period	$10.43		$10.13	$9.87	$10.55	$9.86	$9.12
Total return (2)	13.26	% (8)	5.15%	(0.34)%	7.25%	8.11%	16.09%
Net assets, end of period (000s)	$54,825		$52,682	$61,576	$69,749	$59,926	$46,823
Ratio of gross expenses to average net assets (4)(6)	2.43	% (7)	2.33%	2.30%	2.29%	2.31%	2.40%
Ratio of net expenses to average net assets (4)	2.43	% (7)	2.33%	2.30%	2.29%	2.31%	2.40%
Ratio of net investment income (loss) to average net assets (4)(5)	(0.58	)% (7)	(0.21)%	(0.40)%	(0.53)%	(0.50)%	0.25%
Portfolio Turnover Rate	56	% (8)	206%	169%	127%	123%	151%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Amount represents less than $0.01 per share.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Arrow Investment Advisors, LLC.

(7)	Annualized.

(8)	Not annualized.

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended
	January 31, 2018		July 31,	July 31,	July 31,	July 31,	July 31,
Institutional Class Shares	(Unaudited)		2017	2016	2015	2014	2013
Net asset value, beginning of period	$10.75		$10.46	$11.03	$10.26	$9.39	$8.18
Activity from investment operations:
Net investment income (1)	0.03		0.08	0.07	0.05	0.05	0.09
Net realized and unrealized gain (loss) on investments	1.40		0.55	(0.03)	0.80	0.82	1.30
Total from investment operations	1.43		0.63	0.04	0.85	0.87	1.39
Paid-in-capital from redemption fees (5)	0.00		0.00	0.00	0.00	0.00	0.00
Less distributions from:
Net investment income	(0.04)		(0.20)	—	(0.01)	—	(0.18)
Net realized gains	(0.99)		(0.14)	(0.61)	(0.07)	—	—
Total distributions	(1.03)		(0.34)	(0.61)	(0.08)	—	(0.18)
Net asset value, end of period	$11.15		$10.75	$10.46	$11.03	$10.26	$9.39
Total return (2)	13.84	% (8)	6.20%	0.70%	8.28%	9.26%	17.31%
Net assets, end of period (000s)	$101,628		$93,955	$115,506	$107,510	$90,604	$41,106
Ratio of gross expenses to average net assets (3)(6)	1.43	% (7)	1.33%	1.30%	1.29%	1.32%	1.40%
Ratio of net expenses to average net assets (3)	1.43	% (7)	1.33%	1.30%	1.29%	1.32%	1.40%
Ratio of net investment income to average net assets (3)(4)	0.42	% (7)	0.77%	0.64%	0.48%	0.50%	1.10%
Portfolio Turnover Rate	56	% (8)	206%	169%	127%	123%	151%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Does not include the expenses of other investment companies in which the Fund invests.

(4)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Amount represents less than $0.01 per share.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Arrow Investment Advisors, LLC.

(7)	Annualized.

(8)	Not annualized.

See accompanying notes to consolidated financial statements.

Arrow Dynamic Income Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months		Year
	Ended		Ended	Year	Year	Year	Year
	January 31, 2018		July 31,	Ended	Ended	Ended	Ended
	(Unaudited)		2017	July 31,	July 31,	July 31,	July 31,
Class A Shares	(Not Consolidated)		(Not Consolidated)	2016	2015	2014	2013
Net asset value, beginning of period	$8.80		$8.89	$8.19	$7.93	$8.12	$8.19
Activity from investment operations:
Net investment income (loss) (1)	0.08		0.17	0.03	0.06	(0.01)	(0.00	) (4)
Net realized and unrealized gain (loss) on investments	(0.20)		0.14	0.71	0.26	(0.18)	(0.07)
Total from investment operations	(0.12)		0.31	0.74	0.32	(0.19)	(0.07)
Paid-in-capital from redemption fees	—		—	0.00 (4)	—	0.00 (4)	0.00	(4)
Less distributions from:
Net investment income	(0.17)		(0.37)	(0.04)	(0.06)	—	—
Net realized gains	(0.56)		(0.03)	—	—	—	—
Total distributions	(0.73)		(0.40)	(0.04)	(0.06)	—	—
Net asset value, end of period	$7.95		$8.80	$8.89	$8.19	$7.93	$8.12
Total return (2)	(1.18	)% (8)	3.39%	9.10%	4.03%	(2.34)%	(0.85)%
Net assets, end of period (000s)	$9,174		$9,075	$14,835	$7,954	$7,738	$6,257
Ratio of gross expenses to average net assets (3)(5)	2.02	% (7)	1.33%	1.26%	1.65%	2.44%	2.03%
Ratio of net expenses to average net assets (5)	1.98	% (7)	1.32%	1.26%	1.63%	2.44%	2.03%
Ratio of net investment income (loss) to average net assets (5)(6)	2.22	% (7)	1.87%	0.38%	0.73%	(0.17)%	(0.02)%
Portfolio Turnover Rate	136	% (8)	263%	71%	480%	800%	28%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Arrow Investment Advisors, LLC.

(4)	Amount represents less than $0.01 per share.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized.

(8)	Not annualized.

See accompanying notes to consolidated financial statements.

Arrow Dynamic Income Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months		Year
	Ended		Ended	Year	Year		Year	Year
	January 31, 2018		July 31,	Ended	Ended		Ended	Ended
	(Unaudited)		2017	July 31,	July 31,		July 31,	July 31,
Class C Shares	(Not Consolidated)		(Not Consolidated)	2016	2015		2014	2013
Net asset value, beginning of period	$8.41		$8.52	$7.89	$7.67		$7.91	$8.04
Activity from investment operations:
Net investment income/(loss) (1)	0.06		0.11	(0.03)	(0.00	) (4)	(0.09)	(0.06)
Net realized and unrealized gain (loss) on investments	(0.21)		0.11	0.68	0.25		(0.15)	(0.07)
Total from investment operations	(0.15)		0.22	0.65	0.25		(0.24)	(0.13)
Paid-in-capital from redemption fees	—		—	—	—		0.00 (4)	0.00 (4)
Less distributions from:
Net investment income	(0.14)		(0.30)	(0.02)	(0.03)		—	—
Net realized gains	(0.56)		(0.03)	—	—		—	—
Total distributions	(0.70)		(0.33)	(0.02)	(0.03)		—	—
Net asset value, end of period	$7.56		$8.41	$8.52	$7.89		$7.67	$7.91
Total return (2)	(1.60	)% (8)	2.58%	8.30%	3.22%		(3.03)%	(1.62)%
Net assets, end of period (000s)	$2,131		$2,514	$2,277	$1,382		$1,375	$1,390
Ratio of gross expenses to average net assets (3)(5)	2.77	% (7)	2.08%	2.01%	2.40%		3.19%	2.78%
Ratio of net expenses to average net assets (5)	2.73	% (7)	2.07%	2.01%	2.38%		3.19%	2.78%
Ratio of net investment income (loss) to average net assets (5)(6)	1.18	% (7)	1.35%	(0.34)%	(0.04)%		(1.17)%	(0.76)%
Portfolio Turnover Rate	136	% (8)	263%	71%	480%		800%	28%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Arrow Investment Advisors, LLC.

(4)	Amount represents less than $0.01 per share.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized.

(8)	Not annualized.

See accompanying notes to consolidated financial statements.

Arrow Dynamic Income Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months		Year
	Ended		Ended	Year	Year	Year	Year
	January 31, 2018		July 31,	Ended	Ended	Ended	Ended
	(Unaudited)		2017	July 31,	July 31,	July 31,	July 31,
Institutional Class Shares	(Not Consolidated)		(Not Consolidated)	2016	2015	2014	2013
Net asset value, beginning of period	$8.87		$8.96	$8.25	$7.97	$8.15	$8.20
Activity from investment operations:
Net investment income (1)	0.09		0.19	0.07	0.07	0.11	0.02
Net realized and unrealized gain (loss) on investments	(0.20)		0.14	0.69	0.28	(0.29)	(0.07)
Total from investment operations	(0.11)		0.33	0.76	0.35	(0.18)	(0.05)
Paid-in-capital from redemption fees	—		—	0.00 (3)	—	0.00 (3)	0.00 (3)
Less distributions from:
Net investment income	(0.18)		(0.39)	(0.05)	(0.07)	—	—
Net realized gains	(0.56)		(0.03)	—	—	—	—
Total distributions	(0.74)		(0.42)	(0.05)	(0.07)	—	—
Net asset value, end of period	$8.02		$8.87	$8.96	$8.25	$7.97	$8.15
Total return (2)	(1.04	)% (8)	3.63%	9.24%	4.41%	(2.21)%	(0.61)%
Net assets, end of period (000s)	$35,790		$110,676	$147,039	$21,129	$14,027	$768
Ratio of gross expenses to average net assets (4)(6)	1.77	% (7)	1.08%	1.01%	1.40%	2.19%	1.76%
Ratio of net expenses to average net assets (4)	1.73	% (7)	1.07%	1.01%	1.38%	2.19%	1.76%
Ratio of net investment income to average net assets (4)(5)	2.17	% (7)	2.08%	0.81%	0.87%	1.36%	0.25%
Portfolio Turnover Rate	136	% (8)	263%	71%	480%	800%	28%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Amount represents less than $0.01 per share.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Arrow Investment Advisors, LLC.

(7)	Annualized.

(8)	Not annualized.

See accompanying notes to consolidated financial statements.

Arrow Managed Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended
	January 31, 2018		July 31,	July 31,	July 31,	July 31,	July 31,
Class A Shares	(Unaudited)		2017	2016	2015	2014	2013
Net asset value, beginning of period	$7.23		$9.64	$9.12	$8.04	$8.52	$8.77
Activity from investment operations:
Net investment loss (1)	(0.01)		(0.07)	(0.11)	(0.21)	(0.18)	(0.13)
Net realized and unrealized gain (loss) on investments	2.59		(1.64)	0.74	1.29	(0.30)	(0.12)
Total from investment operations	2.58		(1.71)	0.63	1.08	(0.48)	(0.25)
Paid-in-capital from redemption fees (4)	0.00		0.00	0.00	0.00	0.00	0.00
Less distributions from:
Net investment income	(0.18)		(0.70)	(0.11)	—	—	—
Total distributions	(0.18)		(0.70)	(0.11)	—	—	—
Net asset value, end of period	$9.63		$7.23	$9.64	$9.12	$8.04	$8.52
Total return (2)	36.03	% (6)	(18.10)%	5.70%	13.43%	(5.63)%	(2.85)%
Net assets, end of period (000s)	$79,469		$49,728	$45,618	$1,718	$4,325	$23,539
Ratio of gross expenses to average net assets (3)	1.39	% (5)	1.37%	1.40%	2.52%	2.16%	1.67%
Ratio of net expenses to average net assets	1.38	% (5)	1.37%	1.40%	2.52%	2.16%	1.67%
Ratio of net investment loss to average net assets	(0.38	)% (5)	(0.88)%	(1.20)%	(2.51)%	(2.12)%	(1.54)%
Portfolio Turnover Rate	0	% (6)	801%	0%	0%	175%	70%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Arrow Investment Advisors, LLC.

(4)	Amount represents less than $0.01 per share.

(5)	Annualized.

(6)	Not annualized.

See accompanying notes to consolidated financial statements.

Arrow Managed Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended
	January 31, 2018		July 31,	July 31,	July 31,	July 31,	July 31,
Class C Shares	(Unaudited)		2017	2016	2015	2014	2013
Net asset value, beginning of period	$6.92		$9.29	$8.80	$7.82	$8.36	$8.66
Activity from investment operations:
Net investment loss (1)	(0.04)		(0.13)	(0.19)	(0.27)	(0.24)	(0.18)
Net realized and unrealized gain (loss) on investments	2.49		(1.57)	0.74	1.25	(0.30)	(0.12)
Total from investment operations	2.45		(1.70)	0.55	0.98	(0.54)	(0.30)
Paid-in-capital from redemption fees (4)	0.00		0.00	0.00	0.00	0.00	0.00
Less distributions from:
Net investment income	(0.14)		(0.67)	(0.06)	—	—	—
Total distributions	(0.14)		(0.67)	(0.06)	—	—	—
Net asset value, end of period	$9.23		$6.92	$9.29	$8.80	$7.82	$8.36
Total return (2)	35.56	% (6)	(18.66)%	5.57%	12.53%	(6.46)%	(3.46)%
Net assets, end of period (000s)	$9,137		$5,272	$5,215	$1,035	$1,242	$2,802
Ratio of gross expenses to average net assets (3)	2.15	% (5)	2.12%	2.15%	3.27%	2.91%	2.42%
Ratio of net expenses to average net assets	2.14	% (5)	2.12%	2.15%	3.27%	2.91%	2.42%
Ratio of net investment loss to average net assets	(1.13	)% (5)	(1.64)%	(1.95)%	(3.26)%	(2.90)%	(2.26)%
Portfolio Turnover Rate	0	% (6)	801%	0%	0%	175%	70%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Arrow Investment Advisors, LLC.

(4)	Amount represents less than $0.01 per share.

(5)	Annualized.

(6)	Not annualized.

See accompanying notes to consolidated financial statements.

Arrow Managed Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended
	January 31, 2018		July 31,	July 31,	July 31,	July 31,	July 31,
Institutional Class Shares	(Unaudited)		2017	2016	2015	2014	2013
Net asset value, beginning of period	$7.32		$9.74	$9.21	$8.10	$8.55	$8.78
Activity from investment operations:
Net investment loss (1)	(0.01)		(0.05)	(0.09)	(0.19)	(0.16)	(0.09)
Net realized and unrealized gain (loss) on investments	2.63		(1.66)	0.75	1.30	(0.29)	(0.14)
Total from investment operations	2.62		(1.71)	0.66	1.11	(0.45)	(0.23)
Paid-in-capital from redemption fees (3)	0.00		0.00	0.00	0.00	0.00	0.00
Less distributions from:
Net investment income	(0.20)		(0.71)	(0.13)	—	—	—
Total distributions	(0.20)		(0.71)	(0.13)	—	—	—
Net asset value, end of period	$9.74		$7.32	$9.74	$9.21	$8.10	$8.55
Total return (2)	36.11	% (6)	(17.94)%	5.75%	13.70%	(5.26)%	(2.62)%
Net assets, end of period (000s)	$85,146		$67,565	$64,046	$1,159	$8,460	$7,564
Ratio of gross expenses to average net assets (4)	1.15	% (5)	1.12%	1.15%	2.27%	1.91%	1.42%
Ratio of net expenses to average net assets (4)	1.14	% (5)	1.12%	1.15%	2.27%	1.91%	1.42%
Ratio of net investment loss to average net assets	(0.13	)% (5)	(0.65)%	(0.95)%	(2.26)%	(1.91)%	(1.26)%
Portfolio Turnover Rate	0	% (6)	801%	0%	0%	175%	70%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Amount represents less than $0.01 per share.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Arrow Investment Advisors, LLC.

(5)	Annualized.

(6)	Not annualized.

See accompanying notes to consolidated financial statements.

The Arrow Funds
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January 31, 2018

1.	ORGANIZATION

The Arrow DWA Balanced Fund (“ADBF”), the Arrow DWA Tactical Fund (“ADTF”), the Arrow Dynamic Income Fund (“ADIF”) (formerly Arrow Alternative Solutions Fund (“AASF”), and the Arrow Managed Futures Strategy Fund (“AMFSF”), collectively (“the Funds”) are each a series of shares of beneficial interest of Arrow Investments Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 2, 2011, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. The Funds are diversified funds. ADTF is a “fund of funds.” ADBF seeks to achieve an appropriate balance between long-term capital appreciation and capital preservation. ADTF seeks to achieve long-term capital appreciation with capital preservation as a secondary objective. ADIF seeks capital appreciation with an emphasis on absolute (positive) returns, low volatility, and low correlation to the equity and fixed income markets. AMFSF seeks long-term capital appreciation and to achieve absolute returns.

Each Fund was reorganized on March 1, 2012, from a series of Northern Lights Fund Trust, a Delaware statutory trust, to a series of Arrow Investments Trust, a Delaware statutory trust. As a series of Arrow Investments Trust, each Fund is a continuation of a predecessor fund that was a series of Northern Lights Fund Trust.

The Funds currently offer Class A shares, Class C shares and Institutional Class Shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Class C and Institutional Class shares are offered at net asset value. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

The Funds are each an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”

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January 31, 2018

including FASB Accounting Standard Update “ASU” 2013-08. Fund level income and expenses, and realized and unrealized capital gains and losses are allocated to each class of shares based on their relative net assets within the Funds. Class specific expenses are allocated to that share class.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options and futures contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date. Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Swap transactions are valued through an independent pricing service or at fair value based on daily price reporting from the swap counterparty based on the proprietary index. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trusts’ Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the Underlying Funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Exchange Traded Notes – The Funds may invest in exchange traded notes (“ETNs”). ETNs are generally a type of debt security that is linked to the performance of underlying securities. The risks of owning ETNs generally reflect the risks of owning the underlying securities they are designed to track. In addition, ETNs are subject to credit risk generally to the same extent as debt securities.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2018

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are generally a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

In unusual circumstances, securities may be valued at their fair value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is

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January 31, 2018

significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of January 31, 2018 for the Funds’ assets and liabilities measured at fair value:

Arrow DWA Balanced Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$25,863,746	$—	$—	$25,863,746
Exchange Traded Funds	67,515,103	—	—	67,515,103
Short-Term Investment	10,084,019	—	—	10,084,019
U.S. Treasury Bills	—	6,466,377	—	6,466,377
Open Swap Contracts	225,435	—	—	225,435
Variation Margin-Open Short Futures Contracts *	229,543	—	—	229,543
Total	$103,917,846	$6,466,377	$—	$110,384,223

Arrow DWA Tactical Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$197,388,544	$—	$—	$197,388,544
Short-Term Investment	286,679	—	—	286,679
Total	$197,675,223	$—	$—	$197,675,223

Arrow Dynamic Income Fund

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$12,272,465	$—	$12,272,465
Exchange Traded Funds	16,817,382	—	—	16,817,382
Convertible Bond	—	144,516	—	144,516
Short-Term Investment	2,689,448	—	—	2,689,448
Open Swap Contracts *	33,925	262,349	—	296,274
Total	$19,540,755	$12,679,330	$—	$32,220,085
Liabilities	Level 1	Level 2	Level 3	Total
Variation Margin-Open Short Futures Contract	$1,312	$—	$—	$1,312
Total	$1,312	$—	$—	$1,312

Arrow Managed Futures Strategy Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$55,317,962	$—	$—	$55,317,962
Short-Term Investment	24,706,140	—	—	24,706,140
U.S. Treasury Bills	—	90,644,345	—	90,644,345
Open Swap Contracts *	2,990,978	—	—	2,990,978
Total	$83,015,080	$90,644,345	$—	$173,659,425

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2018

There were no transfers into or out of Level 1 and Level 2 during the period. It is the Funds’ policy to recognize transfers into or out of Level 1, Level 2, and Level 3 at the end period. The Funds did not hold any Level 3 securities at the end of the period.

*	Derivatives instruments include cumulative net unrealized gain or loss on futures contracts and swaps open as of January 31, 2018.

See Consolidated Portfolios of Investments for investments and derivatives segregated by industry, type and underlying exposure.

Consolidation of Subsidiaries – ADWAB Fund Limited (ADB-CFC), ADWAT Fund Limited (ADT-CFC), and Arrow MFS Fund Limited (AMFS-CFC) – The Consolidated Portfolios of Investments, Consolidated Statements of Asset and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets and the Consolidated Financial Highlights of ADBF, ADTF, and AMFSF include the accounts of ADB-CFC, ADT-CFC, and AMFS-CFC, respectively, which are wholly-owned and controlled subsidiaries. ADIF’s prior years’ financial statements and financial highlights were consolidated with Northern Lights SPC (AAS-CFC). All inter-company accounts and transactions have been eliminated in consolidation.

The Funds, except ADIF, may invest up to 25% of their total assets in a controlled foreign corporation (“CFC”), which acts as an investment vehicle in order to effect certain investments consistent with the Funds’ investment objectives and policies.

The CFCs utilize commodity-based derivative products to facilitate the Funds’ pursuit of their investment objectives. In accordance with their investment objectives and through its exposure to the aforementioned commodity-based derivative products, the Funds may have increased or decreased exposure to one or more of the following risk factors defined below:

Commodity Risk - The Funds’ exposure to the commodities markets may subject the Funds to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments, commodity-based exchange traded trusts and commodity-based exchange traded funds and notes may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.

Credit Risk - There is a risk that issuers and counterparties will not make payments on securities and other investments held by a Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by a Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for a Fund to sell the security. The Funds may invest, directly or indirectly, in “junk bonds.” High yield fixed-income securities (also known as “junk bonds”) are considered speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations. This

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January 31, 2018

means that, compared to issuers of higher rated securities, issuers of medium and lower rated securities are less likely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions and/or may be in default or not current in the payment of interest or principal. The market values of medium- and lower-rated securities tend to be more sensitive to company-specific developments and changes in economic conditions than higher-rated securities. The companies that issue these securities often are highly leveraged, and their ability to service their debt obligations during an economic downturn or periods of rising interest rates may be impaired. In addition, these companies may not have access to more traditional methods of financing, and may be unable to repay debt at maturity by refinancing. The risk of loss due to default in payment of interest or principal by these issuers is significantly greater than with higher-rated securities because medium- and lower-rated securities generally are unsecured and subordinated to senior debt. Default, or the market’s perception that an issuer is likely to default, could reduce the value and liquidity of securities held by a Fund. In addition, default may cause a Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings.

Derivatives Risk - The Funds may use derivatives (including swaps, structured notes, options, futures and options on futures) to enhance returns or hedge against market declines. The Funds’ use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. These risks could cause a Fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the Funds.

Swap Counterparty Credit Risk - The Funds are subject to credit risk on the amount the Funds expect to receive from swap agreement counterparties. With certain exchange traded credit default swaps, there is minimal counterparty risk to a Fund in that the exchanges clearinghouse, as counter party, guarantees against default.

Fixed Income Risk - When a Fund invests in fixed income securities, the value of its investments in such securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by a Fund. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by a Fund, possibly causing a Fund’s share price and total return to be reduced and fluctuate more than other types of investments. In addition, a Fund may invest in securities that are sometimes referred to as “junk bonds.” Such securities are speculative investments that carry greater risks and are more susceptible to real or perceived adverse economic and competitive industry

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January 31, 2018

conditions than higher quality debt securities.

Portfolio Turnover Risk – Portfolio turnover refers to the rate at which the securities held by the Funds are replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover, which may reduce the Funds return unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase a Fund's realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.

Taxation Risk – By investing in commodities indirectly through a Subsidiary, the Funds will obtain exposure to the commodities markets within the federal tax requirements that apply to the Funds. However, because each Subsidiary is a controlled foreign corporation, any income received from the Subsidiary will be passed through to each Fund as ordinary income, which may be taxed at less favorable rates than capital gains.

Wholly-Owned Subsidiary Risk – Each Subsidiary will not be registered under the 1940 Act and will not be subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which each Fund and Subsidiary, respectively, are organized, could result in the inability of each Fund and/or Subsidiary to operate as described in the Prospectus and could negatively affect each Fund and their shareholders. Your cost of investing in a Fund will be higher because you indirectly bear the expenses of its Subsidiary.

A summary of the Funds’ investments in the CFCs are as follows:

		CFC Net Assets at	% of Total Net Assets at
	Inception Date of CFC	January 31, 2018	January 31, 2018
ADB-CFC	12/5/2012	$3,298,595	2.95%
ADT-CFC	12/12/2011	253,253	0.13%
AMFS-CFC	7/23/2010	29,971,322	17.25%

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – ADIF declares and pays dividends from net investment income monthly. Dividends from net investment income, if any, are declared and paid annually for ADBF and ADTF. ADIF intends to distribute substantially all of its investment income at least monthly and net capital gain annually. AMFSF intends to distribute substantially all of its investment income at least quarterly and net capital gain annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends

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January 31, 2018

from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for Federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2014-2016), or expected to be taken in the Funds’ 2017 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Foreign Currency – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities, of any.

Forward Currency Contracts – As foreign securities are purchased, a Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from foreign currency transactions in the Consolidated Statements of Operations.

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January 31, 2018

Futures Contracts – Each Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds’ agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Consolidated Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Options Transactions – Each Fund is subject to equity price risk in the normal course of pursuing their investment objective and may purchase or sell options to help hedge against this risk.

Each Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio.

When a Fund writes a call option, an amount equal to the premium received is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option. When a Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a

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put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Derivatives Disclosure –

Fair Values of Derivative Instruments in ADBF as of January 31, 2018:

	Asset Derivatives		Liability Derivatives
Contract Type/
Primary Risk Exposure	Balance Sheet Location	Value	Balance Sheet Location	Value
Financial Index Swap:	Unrealized appreciation on swap contracts	$112,535	Unrealized appreciation on swap contracts	$—
Commodity Index Swap:	Unrealized appreciation on swap contracts	112,900	Unrealized appreciation on swap contracts	—
Futures - Currency contracts:	Variation margin - due from broker	229,543	Variation margin - due from broker	—
		$454,978		$—

Fair Values of Derivative Instruments in ADIF as of January 31, 2018:

	Asset Derivatives		Liability Derivatives
Contract Type/
Primary Risk Exposure	Balance Sheet Location	Value	Balance Sheet Location	Value
Futures - Commodity contracts:	Variation margin - due from broker	$—	Variation margin - due from broker	$1,312
Credit Default Swap Contract:	Unrealized appreciation on swap contracts	33,925	Unrealized appreciation on swap contracts	—
Basket Swap Contract:	Unrealized appreciation on swap contracts	262,349	Unrealized appreciation on swap contracts	—
		$296,274		$1,312

Fair Values of Derivative Instruments in AMFSF as of January 31, 2018:

	Asset Derivatives		Liability Derivatives
Contract Type/
Primary Risk Exposure	Balance Sheet Location	Value	Balance Sheet Location	Value
Financial Index Swap:	Unrealized appreciation on swap contracts	$1,305,126	Unrealized appreciation on swap contracts	$—
Commodity Index Swap:	Unrealized appreciation on swap contracts	1,685,852	Unrealized appreciation on swap contracts	—
		$2,990,978		$—

The amounts of realized and changes in unrealized gains and losses on derivative instruments during the year as disclosed in the Consolidated Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

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January 31, 2018

The effect of Derivative Instruments on the Consolidated Statements of Operations for the six months ended January 31, 2018:

ADBF
			Forward
	Financial	Commodity	Currency
Location	Contracts	Contracts	Contracts	Total
Net realized gain/(loss) from:
Swaps	$2,232,036	$90,702	$—	$2,322,738
Futures contracts	—	152,956	120,565	273,521
Total net realized gain	2,232,036	243,658	120,565	2,596,259

Net change in unrealized appreciation/(depreciation) of:
Swaps	112,535	112,900	—	225,435
Futures contracts	—	58,564	36,718	95,282
Total net change in unrealized appreciation	112,535	171,464	36,718	320,717

ADTF

	Commodity
Location	Contracts	Total
Net change in unrealized depreciation on:
Futures contracts	$(105,445)	$(105,445)
Total net change in unrealized depreciation	$(105,445)	$(105,445)

ADIF

		Volatility	Interest
Location	Credit Contracts	Contracts	Contracts	Financial Index	Total
Net realized gain/(loss) from:
Swap Contracts	$186,656	$—	(418,801)	$2,583,978	$2,351,833
Futures Contracts	—	—	(218,987)	—	(218,987)
Total net realized gain/(loss)	$186,656	$—	$(637,788)	$2,583,978	$2,132,846

Net change in unrealized appreciation/(depreciation) of:
Swap Contracts	$173,424	$—	$—	$(3,812,287)	$(3,638,863)
Futures Contracts	—	(645,600)	5,032	—	(640,568)
Total net change in unrealized appreciation/(depreciation)	$173,424	$(645,600)	$5,032	$(3,812,287)	$(4,279,431)

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2018

AMFSF

	Commodity	Financial
Location	Contracts	Contracts	Total
Net realized gain from:
Swap Contracts	$5,550,036	$36,756,717	$42,306,753
Total net realized gain	$5,550,036	$36,756,717	$42,306,753

Net change in unrealized appreciation/(depreciation) of:
Swap Contracts	$1,803,989	$1,439,949	$3,243,938
Total net change in unrealized appreciation/(depreciation)	$1,803,989	$1,439,949	$3,243,938

Structured Notes – There are several risks associated with the use of structured notes. Structured notes are leveraged, thereby providing an exposure to the underlying benchmark greater than the face amount and increasing the volatility of each note relative to the change in the underlying linked financial instrument. A highly liquid secondary market may not exist for the structured notes a Fund invests in, which may make it difficult for that Fund to sell the structured notes it holds at an acceptable price or to accurately value them. In addition, structured notes are subject to the risk that the counterparty to the instrument, or issuer, might not pay interest when due or repay principal at maturity of the obligation. Although the Funds will not invest in any structured notes unless the Funds’ management believes that the issuer is creditworthy, a Fund does bear the risk of loss of the amount expected to be received in the event of the default or bankruptcy of the issuer.

Swap Agreements – The Funds may enter into swap agreements to manage their exposure to various risks. A total rate of return swap agreement is a derivative contract in which one party (the receiver) receives the total return of a specific index or a specific security on a notional amount of principal from a second party (the seller) in return for paying a funding cost, which is usually quoted in relation to the London Inter-Bank Offered Rate (“LIBOR”). During the life of the agreement, there are periodic exchanges of cash flows in which the index receiver pays the LIBOR-based interest on the notional principal amount and receives (or pays if the total return is negative or spreads widen) the index total return on the notional principal amount. A credit default swap is an agreement between a protection buyer and a protection seller whereby the buyer agrees to periodically pay the seller a premium, generally expressed in terms of interest on a notional principal amount, over a specified period in exchange for receiving compensation from the seller when an underlying reference debt obligation or index of reference debt obligations is subject to one or more specified adverse credit events (such as bankruptcy, failure to pay, acceleration of indebtedness, restructuring, or repudiation/ moratorium). A Fund will become a protection seller to take on credit risk in order to earn a premium. A Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Swaps are marked to market based upon quotations from market makers and the

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2018

change, if any, along with an accrual for periodic payments due or owed is recorded as unrealized gain or loss in the Consolidated Statements of Operations. Net payments on swap agreements are included as part of realized gain/loss in the Consolidated Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized in the Consolidated Statements of Assets and Liabilities. Such risks include the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, that there may be unfavorable changes in the fluctuation of interest rates or the occurrence of adverse credit events on reference debt obligations.

Credit Facility – The Funds have collectively entered into a $15 million secured Revolving Credit Agreement (the “Agreement”) with MUFG Union Bank, National Association. Under the terms of the Agreement, each Fund may not exceed the limit on borrowing money set forth in the Registration Statement of that Fund and the borrowing will be used only for temporary or emergency purposes including the financing of redemptions. Interest is charged to each Fund based on the prevailing market rates in effect at the time of the borrowing. The Funds will collateralize the borrowings with certain securities the Funds hold at the time of borrowing. There were no borrowings during the six months ended January, 31, 2018. At January 31, 2018, there were no outstanding borrowings.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.	OFFSETTING OF FINANCIAL ASSETS AND DERIVATIVE ASSETS

Each Fund’s policy is to recognize a net asset or liability in the Consolidated Statements of Assets and Liabilities equal to the unrealized appreciation or depreciation for futures and swaps contracts. During the six months ended January 31, 2018, each Fund is subject to a master netting arrangement for the futures and swaps. The following table shows additional information regarding the offsetting of assets and liabilities at January 31, 2018.

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2018

				Gross Amounts Not Offset in the
Assets:				Statement of Assets & Liabilities
		Gross Amounts Offset in	Net Amounts of Assets
	Gross Amounts of	the Statement of Assets &	Presented in the Statement	Financial	Cash Collateral
	Recognized Assets	Liabilities	of Assets & Liabilities	Instruments	Received/(Pledged)	Net Amount
Arrow DWA Balanced Fund
Swaps Contracts - Societe Generale	$112,535	$—	$112,535	$—	$—	$112,535
Swaps Contracts - Societe Generale	112,900	—	112,900	—	—	112,900
Future Contracts - Goldman Sachs	229,543	—	229,543	—	—	229,543
Total	$454,978	$—	$454,978	$—	$—	$454,978

Arrow Dynamic Income Fund
Swaps Contracts - Deutsche Bank	$262,349	$—	$262,349	$—	$—	$262,349
Swaps Contracts - Goldman Sachs	33,925	—	33,925	—	—	33,925
Total	$296,274	$—	$296,274	$—	$—	$296,274

Arrow Managed Futures Strategy Fund
Swaps Contracts - Societe Generale	$1,305,126	$—	$1,305,126	$—	$—	$1,305,126
Swaps Contracts - Societe Generale	1,685,852	—	1,685,852	—	—	1,685,852
Total	$2,990,978	$—	$2,990,978	$—	$—	$2,990,978

				Gross Amounts Not Offset in the
Liabilities:				Statement of Assets & Liabilities
		Gross Amounts Offset in	Net Amounts of Assets
	Gross Amounts of	the Statement of Assets &	Presented in the Statement	Financial	Cash Collateral
Description	Recognized Liabilities	Liabilities	of Assets & Liabilities	Instruments	Pledged	Net Amount
Arrow Dynamic Income Fund
Futures Contract - Goldman Sachs	$1,312	$—	$1,312	$—	$—	$1,312
Total	$1,312	$—	$1,312	$—	$—	$1,312

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2018

4.	INVESTMENT TRANSACTIONS

For the six months ended January 31, 2018, the cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, were as follows:

Portfolio	Purchases	Sales
Arrow DWA Balanced Fund	$62,400,705	$91,703,571
Arrow DWA Tactical Fund	106,128,731	119,355,410
Arrow Dynamic Income Fund	70,857,916	150,462,745
Arrow Managed Futures Strategy Fund	144,816,926	—

5.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The business activities of the Funds are overseen by the Board, which is responsible for the overall management of the Funds. Arrow Investment Advisors, LLC, serves as the Funds’ investment advisor (the “Advisor”).

Pursuant to an advisory agreement with the Trust, with respect to each Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor a fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of ADBF and ADTF average daily net assets, 0.75% of ADIF average daily net assets, and 0.85% of AMFSF average daily net assets.

Pursuant to an exemptive order, ADBF, ADTF, ADIF and AMFSF each invested a portion of their assets in the other Arrow Funds. ADBF invested in AMFSF, Arrow DWA Country Rotation ETF (DWCR) and in Arrow Reserve Capital Management ETF (ARCM). ADTF, ADIF and AMFSF each invested in the Arrow Reserve Capital Management ETF. The Advisor has agreed to waive 0.70% of its advisory fee on the portion of ADBF’s assets that are invested in the Arrow Managed Futures Strategy Fund. The Advisor has agreed to waive 0.10% of its advisory fee on the portion of ADBF, ADTF, ADIF and AMFSF’s assets that are invested in the Arrow Reserve Capital Management ETF. For the six months ended January 31, 2018, the Advisor waived $25,408, $70, $10,314 and $5,500, in ADBF, ADTF, ADIF and AMFSF, respectively.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to the Funds. The Plan provides that a monthly service and/or distribution fee is calculated by each Fund at an annual rate of 0.25% of its average daily net assets for Class A and an annual rate of 1.00% of its average daily net assets for Class C and is paid to Archer Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and-or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Advisor. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2018

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Class A and Class C shares. The Distributor is an affiliate of the Advisor. For the six months ended January 31, 2018, the Distributor received $117,541 of which $17,202 was retained in commissions.

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Trust for serving in such capacities.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

6.	REDEMPTION FEES

The Funds, except for ADIF, may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the specific Fund in which the short-term redemption fee occurs. For the six months ended January 31, 2018, ADBF, ADTF, ADIF and AMFSF assessed $21, $236, $0, and $1,718 respectively, in redemption fees.

7.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Funds each currently invest a portion of their assets in the Arrow Reserve Capital Management ETF (ARCM), a Fund advised by the same Advisor. ARCM is registered under the 1940 Act, as an open-end management investment company. ARCM’s investment objective seeks to preserve capital while maximizing current income. ARCM’s securities valuation policies are similar to the Fund’s policies. The Funds may redeem their investment in ARCM at any time if the Advisor determines that it is in the best interest of each Fund and its shareholders to do so. Each Funds’ performance may be directly affected by the performance of ARCM. The financial statements of ARCM, including the portfolio of investments, can be found at ARCM’s website, www.arrowfunds.com or the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the ADIF financial statements. As of January 31, 2018, ADBF owns 3.9%, ADTF owns 0.2%, ADIF owns 18.7% and AMFSF owns 72.6% of the ARCM Fund. As of January 31, 2018, the percentage of ADBF, ADTF, ADIF and AMFSF’s net assets invested in ARCM was 2.7%, 0.1%, 30.2% and 31.8%, respectively.

ADBF currently invests a portion of its assets in the Arrow DWA Country Rotation ETF (DWCR), a Fund advised by the same Advisor. DWCR is registered under the 1940 Act, as an open-end management investment company. DWCR’s investment objective seeks long-term

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2018

capital appreciation by tracking the investment results by the Dorsey Wright Country and Stock Momentum Index. DWCR’s securities valuation policies are similar to ADBF’s policies. ADBF may redeem its investment in DWCR at any time if the Advisor determines that it is in the best interest of ADBF and its shareholders to do so. The performance of ADBF may be directly affected by the performance of DWCR. The financial statements of DWCR, including the portfolio of investments, can be found at DWCR’s website, www.arrowfunds.com or the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the ADBF financial statements. As of January 31, 2018, ADBF owns 46.8% of the DWCR Fund. As of January 31, 2018, the percentage of ADBF’s net assets invested in DWCR was 2.0%.

8.	INVESTMENTS IN AFFILIATED COMPANIES

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or under common control. Companies which are affiliates of a Fund at January 31, 2018 are noted in the Funds’ Consolidated Portfolios of Investments. Transactions during the six months January 31, 2018 with companies which are affiliates are as follows:

ADBF
								Net Change in
		Value -				Dividends		Unrealized
		Beginning of			Realized	Credited to	Value - End	Appreciation/	Shares - End
Cusip	Description	Period	Purchases	Sales Proceeds	Gain	Income	of Period	(Depreciation)	of Period
042765776	Arrow Reserve Capital Management ETF	$5,002,500		$(2,001,354)	$934	$—	$3,006,900	$4,820	30,000
042765685	Arrow DWA Country Rotation ETF	—	3,013,000	(954,352)	50,452	—	2,266,600	157,500	70,000
042765859	Arrow Managed Futures Strategy Fund	11,681,513		(13,200,180)	1,151,625	—	—	367,042	—
		$16,684,013	$3,013,000	$(16,155,886)	$1,203,011	$—	$5,273,500	$529,362	100,000

ADTF
								Net Change in
		Value -				Dividends		Unrealized
		Beginning of			Realized	Credited to	Value - End	Appreciation/	Shares - End
Cusip	Description	Period	Purchases	Sales Proceeds	Gain/Loss	Income	of Period	(Depreciation)	of Period
042765776	Arrow Reserve Capital Management ETF	$140,070	$—	$—	$—	$—	$140,322	$252	1,400

ADIF
								Net Change in
		Value -				Dividends		Unrealized
		Beginning of			Realized	Credited to	Value - End	Appreciation/	Shares - End
Cusip	Description	Period	Purchases	Sales Proceeds	Loss	Income	of Period	(Depreciation)	of Period
042765776	Arrow Reserve Capital Management ETF	$50,714,365	$—	$(36,503,086)	$(26,133)	$—	$14,220,309	$35,163	141,877

AMFSF
								Net Change in
		Value -				Dividends		Unrealized
		Beginning of			Realized	Credited to	Value - End	Appreciation/	Shares - End
Cusip	Description	Period	Purchases	Sales Proceeds	Gain/ Loss	Income	of Period	(Depreciation)	of Period
042765776	Arrow Reserve Capital Management ETF	$—	$55,296,520	$—	$—	$—	$55,317,962	$21,442	551,910

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2018

Cross trades for the six months ended January 31, 2018 were executed by the Funds pursuant to procedures adopted by the Board to ensure compliance with Rule 17a-7 under the 1940 Act (the “Procedures”). In general, cross trading is the buying or selling of portfolio securities between a Fund and other series of the Trust. The Board determines no less frequently than quarterly that such transactions were effected in compliance with the Procedures.

For the six months ended January 31, 2018, pursuant to these Procedures, each Fund’s total cross trades transactions were as follows:

Fund	Purchases at Cost	Sales Proceeds	Net Realized Gain/(Loss)
ADIF	$—	$5,000,000	$6,482
AMFSF	5,000,000	—	—

Amounts designated as “—” are zero or have been rounded to zero.

9.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions for the year ended July 31, 2017 was as follows:

For the year ended July 31, 2017:
	Ordinary	Long-Term
	Income	Capital Gains	Total
ADBF	$—	$—	$—
ADTF	5,900,666	—	5,900,666
AASF	7,186,104	541,248	7,727,352
AMFSF	8,725,462	—	8,725,462

The tax character of Fund distributions for the year ended July 31, 2016 was as follows:

For the year ended July 31, 2016:
	Ordinary	Long-Term
	Income	Capital Gains	Total
ADBF	$—	$10,977,532	$10,977,532
ADTF	2,582,800	10,766,775	13,349,575
AASF	906,047	—	906,047
AMFSF	781,440	—	781,440

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2018

As of July 31, 2017, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
ADBF	$—	$6,925,373	$(271,458)	$—	$(4,939,905)	$7,435,151	$9,149,161
ADTF	8,050,803	3,891,277	—	—	(3,736,922)	11,793,797	19,998,955
AASF	6,371,802	262,526	—	—	—	403,545	7,037,873
AMFSF	—	—	(743,449)	(589,507)	(41,476,513)	—	(42,809,469)

The difference between book basis and tax basis unrealized appreciation (depreciation), accumulated net investment income (loss) and accumulated net realized gain (loss) from investments is primarily attributable to adjustments for the Funds’ wholly owned subsidiaries, real estate investment trusts, the tax deferral of losses on wash sales, and mark-to-market on open futures and swap contracts.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Late Year
Losses
ADBF	$271,458
ADTF	—
AASF	—
AMFSF	722,533

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to not defer such capital losses as follows:

Post October
Losses
ADBF	$—
ADTF	—
AASF	—
AMFSF	20,916

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. Although the Act provides several benefits, including unlimited carryover on future capital losses, there

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2018

may be greater likelihood that all or a portion of the Funds’ pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. At July 31, 2017, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Short-Term	Long-Term	Total	Expiration
AMFSF	$123,374	$—	$123,374	July 31, 2019
	331,089	135,044	466,133	No expiration
	454,463	135,044	589,507

Permanent book and tax differences, primarily attributable to the differing book/ tax treatment of foreign currency gains (losses) and net operating losses, the reclassification of Fund distributions, swap gains and losses, and tax adjustments for real estate investment trusts, resulted in reclassification for the year ended July 31, 2017 as follows:

	Paid	Accumulated	Accumulated
	In	Net Investment	Net Realized
	Capital	Income (Loss)	Gains (Loss)
ADBF	$(390,328)	$387,965	$2,363
ADTF	—	120,224	(120,224)
AASF	—	1,907,905	(1,907,905)
AMFSF	(6,975,531)	668,150	6,307,381

10.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross Unrealized	Gross Unrealized	Net Unrealized Appreciation/
Fund	Tax Cost	Appreciation	Depreciation	(Depreciation)
ADBF	97,525,097	$12,787,440	$(383,292)	$12,404,148
ADTF	170,253,901	27,421,322	—	27,421,322
ADIF	32,455,035	301,866	(833,090)	(531,224)
AMFSF	170,647,005	21,442	—	21,442

11.	SUBSEQUENT EVENTS

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Consolidated Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.

Management has determined that there were no subsequent events to report through the issuance of these financial statements.

The Arrow Funds
EXPENSE EXAMPLES (Unaudited)
January 31, 2018

As a shareholder of the Arrow DWA Balanced Fund, the Arrow DWA Tactical Fund, the Arrow Dynamic Income Fund, or the Arrow Managed Futures Strategy Fund you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges (CDSCs) and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Arrow Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2017 through January 31, 2018.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on each of the Arrow Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Expense Ratio
	Value	Value	During Period*	During Period**
Actual	8/1/17	1/31/18	8/1/17 – 1/31/18	8/1/17 – 1/31/18
DWA Balanced Class A	$1,000.00	$ 1,121.90	$8.93	1.67%
DWA Balanced Class C	1,000.00	1,118.00	12.28	2.42
DWA Balanced Institutional Class	1,000.00	1,122.90	7.60	1.42
DWA Tactical Class A	1,000.00	1,137.10	9.05	1.68
DWA Tactical Class C	1,000.00	1,132.60	13.06	2.43
DWA Tactical Institutional Class	1,000.00	1,138.40	7.71	1.43
Dynamic Income Class A	1,000.00	988.20	9.92	1.98
Dynamic Income Class C	1,000.00	984.00	13.65	2.73
Dynamic Income Institutional Class	1,000.00	988.50	8.67	1.73
Managed Futures Strategy Class A	1,000.00	1,362.20	8.34	1.40
Managed Futures Strategy Class C	1,000.00	1,344.00	12.70	2.15
Managed Futures Strategy Institutional Class	1,000.00	1,361.10	6.84	1.15

The Arrow Funds
EXPENSE EXAMPLES (Unaudited)(Continued)
January 31, 2018

	Beginning
	Account	Ending	Expenses Paid	Expense Ratio
Hypothetical	Value	Account Value	During Period*	During Period**
(5% return before expenses)	8/1/17	1/31/18	8/1/17 – 1/31/18	8/1/17 – 1/31/18
DWA Balanced Class A	$1,000.00	$1,016.79	$ 8.49	1.67%
DWA Balanced Class C	1,000.00	1,013.01	12.28	2.42
DWA Balanced Institutional Class	1,000.00	1,018.05	7.22	1.42
DWA Tactical Class A	1,000.00	1,016.74	8.54	1.68
DWA Tactical Class C	1,000.00	1,012.96	12.33	2.43
DWA Tactical Institutional Class	1,000.00	1,018.00	7.27	1.43
Dynamic Income Class A	1,000.00	1,015.22	10.06	1.98
Dynamic Income Class C	1.000.00	1,011.44	13.84	2.73
Dynamic Income Institutional Class	1,000.00	1,016.48	8.79	1.73
Managed Futures Strategy Class A	1,000.00	1,018.15	7.12	1.40
Managed Futures Strategy Class C	1,000.00	1,014.37	10.92	2.15
Managed Futures Strategy Institutional Class	1,000.00	1,019.41	5.85	1.15

*	Expenses are equal to the average account value over the period, multiplied by each Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

**	Annualized.

The Arrow Funds
SUPPLEMENTAL INFORMATION (Unaudited)
January 31, 2018

Renewal of the Investment Advisory Agreement between AIT and Arrow Investment Advisors, LLC

At an in person meeting held September 28, 2017, the Board of Trustees (the “Board”) including the Trustees who are not “interested persons”, as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Arrow Investments Trust (the “Trust”) and Arrow Investment Advisors, LLC (the “Adviser”), with respect to the Arrow Dynamic Income Fund, formerly known as the Arrow Alternative Solutions Fund (the “Dynamic Income”), Arrow DWA Balanced Fund (the “DWA Balanced”), Arrow DWA Tactical Fund (the “DWA Tactical”), and Arrow Managed Futures Strategy Fund (the “Managed Futures Strategy”) (each a “Fund” and together, the “Funds”). In its consideration of the renewal of the Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as all-important or controlling, and the following summary does not detail all the matters considered.

Nature, Extent and Quality of Services. The Board examined the nature, extent and quality of the services provided by the Adviser to the Funds. During deliberations, they noted that there continued to be strong communication between the Adviser and the Board. It was also noted that there were no material compliance issues since the last renewal and that the Adviser continued to expand and nurture relationships with registered investment advisers and broker dealers to benefit shareholders. The Board noted that the Adviser reported no litigation or administrative actions during the last 12 months. The Board agreed that, through participation in meetings, they had access and a good working relationship with senior management of the Adviser. The Board believe d that the Adviser is focused on client personnel with deep experience on both the business- and compliance-side of the business and that the portfolio management team had improved due to the increases in communication among all parties involved. It was noted that the Adviser had engaged a firm to review its newly established cyber security policies and procedures, and that such review identified no significant issues. It was the consensus of the Board that they were satisfied with the nature, extent and quality of the services provided to the Funds under the advisory agreement.

Fees and Expenses. The Board reviewed information regarding the advisory fees charged by the Adviser relative to comparative fees charged by advisers to a peer group of funds. With respect to the DWA Balanced Fund, they noted the management fee of 1.00% was reasonably in line with the peer group average of 0.95%. With respect to the Dynamic Income Fund, the Board noted that the Fund’s management fee of 0.75% compared favorably to its peers and was slightly higher than the Morningstar Non-Traditional Bond category average. As to DWA Tactical, the Board noted the management fee of 1.00% was in line with the 0.97% average fee of the peer group and that the Fund’s expense ratio of 1.51% was lower than the peer group and Morningstar category averages. With respect to the Managed Futures Fund, they noted the Fund’s 0.85% advisory fee was significantly below both the peer group and Morningstar category averages of 1.45% and 1.37%, respectively. The Board concluded that the advisory fees were reasonable.

Performance. The Board considered the Adviser’s past performance, as well as other factors relating to the Adviser’s track record with respect to the Funds.

With respect to the DWA Balanced, a representative of the Adviser reviewed recent and long term performance trends for the benefit of the Board noting that the Fund rotated from value to growth

The Arrow Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
January 31, 2018

during the period. The Board noted that the Fund underperformed its peer group average over the last 12 months, 3 year, 5 year and 10 year periods. The Board considered that, given the Fund’s tactical approach, a comparison to the Morningstar Tactical Allocation category was particularly instructive. They noted the Fund’s long-term (5- and 10-year periods) outperformance relative to the category.

With respect to DWA Tactical, the Board noted that the Fund outperformed the Morningstar category for the year-to-date, 3- and 5-year periods, but lagged its peer group average for the rolling 12-month period. The Board acknowledged that the Fund provided more favorable returns relative to its peer group for the 3- and 5-year periods. They noted the Fund’s concentrated portfolio contributed to its underperformance in the short-term and considered the Adviser’s explanation that significant allocations to the “FANGS” (Facebook, Amazon, Netflix and Google) hindered performance relative to more broadly diversified funds. They further noted the Adviser did not intend to change the Fund’s strategy noting it had been rated 4-stars by Morningstar.

With respect to the Managed Futures Strategy, the Board noted that the Fund had continued to underperform the Barclays BTOP50 Index and outperform the Morningstar Managed Futures category for the since inception period. They noted the impact of challenging market conditions on the Fund and considered the Adviser’s attention to market conditions with respect to the Fund’s portfolio composition.

With respect to the Dynamic Income Fund, it was noted that the Fund outperformed the Barclays US Aggregate Bond Index, the CS Fixed Income Arb. Index, the Morningstar Nontraditional Bond Category and the peer group fund average for the rolling 3-year period, but struggled in the recent term. They acknowledged the Adviser’s explanation that the short term relative underperformance was primarily due to the Fund’s dynamic treasury model which struggled in the early months of 2017.

The Board concluded that the performance of each Fund was acceptable.

Economies of Scale. The Board considered whether the Adviser had realized or would realize economies of scale with respect to the management of the Funds. They reviewed the Adviser’s projections for asset growth for each Fund over the next 12 months and discussed the expense limitation agreements currently in place. The Board agreed that the absence of breakpoints with respect to each Fund was reasonable and acceptable at this time.

Profitability. The Board considered the expenses of the Adviser and estimated profits realized by the Adviser in connection with the operation of each Fund and whether the amount of profit was a fair entrepreneurial profit with respect to the advisory services provided to the Funds. The Board reviewed the profitability analysis provided by the Adviser noting that it realized a profit in connection with its relationship with each of the Funds. They considered the amount of profit, both in terms of actual dollars and as a percentage of revenue. The Board agreed that although in some cases the amount of profit appeared significant in terms of percentage of revenue, they considered Adviser had invested significant entrepreneurial capital in the development of the Funds. They further considered the significant investment of time, skill and personnel necessary to manage a mutual fund. The Board concluded that excessive profitability was not a concern at this time.

The Arrow Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
January 31, 2018

Conclusion. Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the advisory agreement, and as assisted by the advice of counsel, the Board concluded that the fee structure was reasonable and that renewal of the advisory agreement was in the best interests of the future shareholders of the Funds.

PRIVACY NOTICE

Arrow Investments Trust

FACTS	WHAT DOES ARROW INVESTMENTS TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Arrow Investments Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Arrow Investments Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-877-277-6933

PRIVACY NOTICE

Arrow Investments Trust

What we do:
How does Arrow Investments Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Arrow Investments Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Arrow Investments Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Arrow Investments Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Arrow Investments Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-277-6933 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-277-6933.

INVESTMENT ADVISOR
Arrow Investment Advisors, LLC
6100 Chevy Chase Drive, Suite 100
Laurel, MD 20707

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Arrow Investments Trust

By (Signature and Title)

/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/ President

Date 4/11/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/ President

Date 4/11/18

By (Signature and Title)

/s/ Sam Singh

Sam Singh, Principal Financial Officer/ Treasurer

Date 4/11/18